UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

September 30, 2006

1.807731.102

MIR-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 615,000	$ 659,022
Michigan - 96.9%
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) 5% 5/1/29	2,155,000	2,246,113
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,507,551
5% 3/1/18 (MBIA Insured)	1,440,000	1,544,040
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,916,000	3,678,680
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,214,918
Birmingham County School District Series II, 5.25% 11/1/19 (Pre-Refunded to 11/1/10 @ 100) (c)	1,200,000	1,277,196
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	7,066,800
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,134,526
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,483,751
5.25% 5/1/18	1,100,000	1,189,331
Carman-Ainsworth Cmnty. School District:
5% 5/1/14 (FSA Insured)	1,765,000	1,915,325
5% 5/1/16 (FSA Insured)	1,000,000	1,081,760
5% 5/1/17 (FSA Insured)	2,065,000	2,226,029
5.5% 5/1/14 (Pre-Refunded to 5/1/12 @ 100) (c)	1,755,000	1,922,954
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (c)	1,850,000	2,027,045
Carrier Creek Drainage District #326 5% 6/1/16 (AMBAC Insured)	1,620,000	1,753,504
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,805,617
Chippewa Valley Schools:
Series I, 5.375% 5/1/17 (Pre-Refunded to 5/1/11 @ 100) (c)	1,000,000	1,075,980
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (c)	1,125,000	1,232,663
Clarkston Cmnty. Schools:
5.25% 5/1/29 (Pre-Refunded to 5/1/13 @ 100) (c)	5,000,000	5,472,950
5.375% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (c)	1,950,000	2,148,588
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	1,150,000	1,267,116
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,081,010
Constantine Pub. Schools:
5% 5/1/25	1,130,000	1,186,025
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (c)	1,120,000	1,205,478
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Constantine Pub. Schools: - continued
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	$ 1,220,000	$ 1,346,136
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (c)	1,245,000	1,373,721
5.5% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	1,245,000	1,373,721
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (c)	1,250,000	1,379,238
Crawford AuSable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to 5/1/11 @ 100) (c)	1,100,000	1,192,675
Detroit City School District:
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,772,450
Series A:
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (c)	1,500,000	1,639,590
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,093,060
5.5% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	2,000,000	2,218,200
5.5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (c)	3,050,000	3,333,833
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,350,464
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,191,640
5% 9/30/12 (MBIA Insured)	4,765,000	5,116,181
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,525,000	4,711,430
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,500,842
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,960,717
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,985,000	2,126,789
Series B1:
5% 4/1/13 (AMBAC Insured)	2,000,000	2,136,920
5% 4/1/15 (AMBAC Insured)	3,800,000	4,079,490
5.5% 4/1/17 (Pre-Refunded to 4/1/11 @ 100) (c)	2,615,000	2,823,860
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (c)	1,500,000	1,619,805
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (c)	1,250,000	1,349,838
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (a)	10,000,000	10,296,900
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,934,100
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,363,416
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,176,813
5% 7/1/36 (FGIC Insured)	5,000,000	5,255,500
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series A:
5.25% 7/1/21 (MBIA Insured)	$ 6,035,000	$ 6,607,722
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (c)	3,675,000	3,926,370
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,334,718
Series B, 5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (c)	2,760,000	3,026,837
Series C, 5% 7/1/33 (FSA Insured)	13,500,000	14,200,766
5.25% 7/1/16 (MBIA Insured)	1,000,000	1,111,910
5.25% 7/1/17 (MBIA Insured)	2,000,000	2,206,740
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,200,176
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,076,269
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,303,559
5% 5/1/28 (FSA Insured)	1,250,000	1,326,113
5% 5/1/29 (FSA Insured)	1,275,000	1,346,451
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,528,840
5% 5/1/17 (FSA Insured)	1,985,000	2,124,268
5.5% 5/1/17	1,690,000	1,806,627
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (MBIA Insured)	3,530,000	3,731,492
Eastern Michigan Univ. Revs. Series 2000 B, 5.625% 6/1/30 (Pre-Refunded to 6/1/10 @ 100) (c)	1,250,000	1,338,625
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,823,820
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,920,089
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,347,217
5% 10/1/17 (MBIA Insured)	1,320,000	1,412,321
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,094,590
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	1,030,000	1,127,428
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,138,071
5% 5/1/17 (FSA Insured)	1,615,000	1,740,938
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,308,905
5% 5/1/17 (FSA Insured)	1,390,000	1,493,152
5% 5/1/19 (FSA Insured)	1,205,000	1,299,038
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	$ 1,355,000	$ 1,450,473
5% 5/1/18 (MBIA Insured)	1,505,000	1,604,285
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,321,278
5% 5/1/17 (FSA Insured)	1,230,000	1,316,666
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,200,000	1,324,068
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (c)	1,200,000	1,324,068
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC Insured)	1,000,000	1,080,640
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,642,076
Grand Rapids San. Swr. Sys. Rev. 5% 1/1/34 (MBIA Insured)	3,000,000	3,162,660
Grand Rapids Wtr. Supply Sys. 5% 1/1/35 (FGIC Insured)	5,000,000	5,283,800
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (MBIA Insured)	1,950,000	2,067,156
5% 5/1/32 (MBIA Insured)	1,950,000	2,059,278
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,524,465
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,181,631
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	985,643
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,074,210
Huron School District 5.625% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (c)	1,050,000	1,140,762
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,180,625
0% 5/1/11 (FGIC Insured)	5,830,000	4,892,245
0% 5/1/12 (FGIC Insured)	1,420,000	1,142,404
5.25% 5/1/16	2,450,000	2,663,812
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	3,165,000	3,451,433
5.25% 5/1/16 (FSA Insured)	1,500,000	1,671,900
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	4,081,653
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,504,531
5.375% 1/15/12	2,505,000	2,595,130
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
L'Anse Creuse Pub. Schools:
5.375% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	$ 1,000,000	$ 1,093,770
5.375% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,095,480
Lake Orion Cmnty. School District 5.25% 5/1/27 (Pre-Refunded to 5/1/12 @ 100) (c)	1,150,000	1,242,633
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,405,700
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (c)	1,050,000	1,141,245
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,139,237
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (c)	8,480,000	3,266,920
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series II, 5% 10/15/33 (AMBAC Insured)	3,000,000	3,169,560
Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,054,380
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,446,800
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (c)	3,000,000	3,225,480
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,665,000	2,930,647
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,074,340
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11 (a)	2,035,000	2,134,105
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (c)	10,645,000	11,512,142
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	488,565
5.5% 3/1/14	1,300,000	1,396,564
5.5% 3/1/15	1,985,000	2,130,441
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (c)	1,000,000	1,044,850
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	2,000,000	2,201,260
Series A:
5% 11/15/09	650,000	672,867
5% 11/15/12	1,485,000	1,573,031
5% 11/15/14	1,000,000	1,069,380
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series A:
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (c)	$ 1,945,000	$ 2,097,469
6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,675,635
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,538,000
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (c)	2,195,000	2,229,791
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,487,240
6% 8/15/08 (Escrowed to Maturity) (c)	1,130,000	1,151,357
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,288,440
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,539,825
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,162,960
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,221,850
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (c)	1,710,000	1,806,188
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (c)	570,000	607,455
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,535,005
5.625% 11/15/31	4,500,000	4,781,520
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,678,047
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,776,325
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/07 (FGIC Insured)	5,340,000	5,123,196
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,001,980
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	2,953,027
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,088,246
7.5% 11/1/09 (AMBAC Insured)	15,000	15,028
5% 10/1/23	5,000,000	5,242,650
5.375% 10/1/19	2,005,000	2,186,252
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (a)(b)	3,000,000	2,996,250
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (b)	1,000,000	1,055,970
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.): - continued
Series BB:
7% 7/15/08 (MBIA Insured)	$ 2,200,000	$ 2,328,898
7% 5/1/21 (AMBAC Insured)	8,520,000	11,133,254
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,996,384
5.5% 11/1/16	3,000,000	3,415,440
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,564,100
5.25% 10/1/16 (FSA Insured)	3,000,000	3,251,190
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,450,969
Montague Pub. School District:
5.5% 5/1/16	1,005,000	1,080,275
5.5% 5/1/17	1,005,000	1,079,320
5.5% 5/1/19	1,090,000	1,168,524
Morenci Area Schools 5.25% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (c)	1,410,000	1,527,270
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,475,600
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	1,000,000	1,089,320
New Haven Cmnty. Schools 5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,175,000	1,280,586
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	1,052,110
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,663,638
5% 5/1/16 (FSA Insured)	1,475,000	1,584,460
5% 5/1/17 (FSA Insured)	3,675,000	3,947,354
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	299,980
5.5% 4/1/15 (FGIC Insured)	170,000	178,837
Northwestern Michigan College Gen. Oblig. 5% 4/1/14 (AMBAC Insured)	2,000,000	2,161,960
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	2,011,275
0% 5/1/13 (MBIA Insured)	1,700,000	1,310,258
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,515,000	1,630,625
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	$ 1,430,000	$ 1,541,998
5% 5/1/16 (MBIA Insured)	1,945,000	2,104,023
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,119,703
5% 5/1/16 (FSA Insured)	1,025,000	1,112,699
5.5% 5/1/14	1,000,000	1,099,960
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,100,530
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,866,217
5.25% 5/1/16	1,175,000	1,277,237
5.25% 5/1/17	2,125,000	2,301,481
5.25% 5/1/18	2,175,000	2,345,803
Riverview Cmnty. School District:
5% 5/1/14	905,000	978,975
5% 5/1/15	955,000	1,031,094
5% 5/1/17	1,000,000	1,070,840
5% 5/1/18	1,000,000	1,068,130
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	1,125,000	1,225,485
5% 5/1/19 (MBIA Insured)	1,000,000	1,102,200
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,090,960
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,475,938
5% 4/1/19 (AMBAC Insured)	1,475,000	1,572,616
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded to 11/1/11 @ 100) (c)	1,065,000	1,160,126
South Haven Pub. Schools:
5% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (c)	1,450,000	1,566,116
5% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	1,350,000	1,458,108
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,085,310
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,212,728
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,110,106
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Southfield Pub. Schools: - continued
Series A:
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,025,000	$ 1,108,240
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,108,240
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,107,625
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	3,014,688
5.25% 5/1/25 (FSA Insured)	6,500,000	7,017,465
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (MBIA Insured)	1,735,000	1,835,561
Tecumseh Pub. Schools 5.5% 5/1/30 (Pre-Refunded to 5/1/10 @ 100) (c)	1,250,000	1,331,563
Troy School District:
5% 5/1/15	2,135,000	2,305,117
5% 5/1/15 (MBIA Insured)	1,000,000	1,090,910
5% 5/1/16 (MBIA Insured)	1,000,000	1,094,700
Utica Cmnty. Schools:
5% 5/1/17	3,000,000	3,207,960
5.25% 5/1/15	725,000	791,802
5.375% 5/1/16	2,250,000	2,476,373
5.5% 5/1/17	1,000,000	1,106,630
Warren Consolidated School District 5.375% 5/1/16 (FSA Insured)	2,350,000	2,546,366
Waverly Cmnty. School District:
5% 5/1/17 (FSA Insured)	3,090,000	3,344,987
5.75% 5/1/14 (Pre-Refunded to 5/1/10 @ 100) (c)	1,000,000	1,073,570
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (c)	1,000,000	1,073,570
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,094,020
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	858,126
Whitehall District Schools 5.5% 5/1/15 (Pre-Refunded to 11/1/11 @ 100) (c)	1,000,000	1,086,900
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,073,460
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	1,875,000	2,014,144
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (c)	1,630,000	1,762,372
Woodhaven-Brownstown School District County of Wayne:
5.375% 5/1/16	1,710,000	1,862,925
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Woodhaven-Brownstown School District County of Wayne: - continued
5.375% 5/1/18 (FSA Insured)	$ 1,875,000	$ 2,042,681
Wyandotte City School District 5.375% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (c)	1,050,000	1,143,902
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,633,252
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,741,042
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA Insured)	4,000,000	4,230,040
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,199,855
5% 5/1/17 (FGIC Insured)	1,500,000	1,616,970
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,147,199
		543,743,591
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	2,500,000	2,652,225
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series L:
5.25% 7/1/38 (AMBAC Insured)	1,000,000	1,175,250
5.25% 7/1/41 (CIFG North America Insured)	2,500,000	2,921,125
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,149,520
		7,898,120
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $535,294,765)	552,300,733
NET OTHER ASSETS - 1.6%	8,831,629
NET ASSETS - 100%	$ 561,132,362
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $535,219,468. Net unrealized appreciation aggregated $17,081,265, of which $18,573,026 related to appreciated investment securities and $1,491,761 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

September 30, 2006

1.807736.102

MNF-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 425,000	$ 455,422
Minnesota - 95.5%
Anoka-Hennepin Independent School District #11:
Series 2004 B, 5% 2/1/20	1,880,000	1,987,743
Series A, 5.75% 2/1/20 (Pre-Refunded to 2/1/10 @ 100) (c)	3,950,000	4,212,399
Brainerd Independent School District #181 Series A:
5.375% 2/1/16 (FGIC Insured)	3,885,000	4,242,109
5.375% 2/1/17 (FGIC Insured)	4,300,000	4,695,256
5.375% 2/1/19 (FGIC Insured)	2,200,000	2,390,190
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	6,000,000	6,391,800
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series C, 5% 4/1/14 (MBIA Insured)	1,200,000	1,300,440
Centennial Independent School District #12:
Series 1996 A, 5.625% 2/1/16 (Pre-Refunded to 2/1/08 @ 100) (c)	1,000,000	1,026,570
Series A, 5% 2/1/19 (FSA Insured)	480,000	506,088
Chaska Elec. Rev. (Generating Facilities Proj.) Series A:
5.25% 10/1/20	2,000,000	2,177,800
5.25% 10/1/25	1,215,000	1,311,605
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. St. Mary's) 5.25% 2/15/28	2,350,000	2,462,307
Elk River Independent School District #728 Series A, 5% 2/1/17 (FGIC Insured)	2,000,000	2,159,620
Hopkins Independent School District #270:
5% 2/1/16 (FGIC Insured)	1,350,000	1,430,028
5.125% 2/1/17 (FGIC Insured)	1,015,000	1,083,766
Jackson County Central Independent School District #2895 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (c)	1,220,000	1,293,822
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (Pre-Refunded to 4/1/13 @ 100) (c)	1,970,000	2,109,437
5% 4/1/16 (Pre-Refunded to 4/1/13 @ 100) (c)	2,065,000	2,211,161
5% 4/1/17 (Pre-Refunded to 4/1/13 @ 100) (c)	2,165,000	2,318,239
5% 4/1/18 (Pre-Refunded to 4/1/13 @ 100) (c)	1,260,000	1,349,183
Lakeville Independent School District #194 Series A, 5% 2/1/22 (FGIC Insured)	1,000,000	1,058,780
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	$ 1,000,000	$ 1,032,040
Maple Grove Gen. Oblig. Impt. Series A, 5.2% 2/1/17 (Pre-Refunded to 2/1/07 @ 100) (c)	1,120,000	1,126,003
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.):
5.875% 12/1/29	800,000	857,528
6% 12/1/19	2,915,000	3,223,028
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	4,500,000	4,505,265
Minneapolis & Saint Paul Metropolitan Arpts. Commission Series 13, 5.25% 1/1/11 (b)	2,840,000	2,950,504
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 1999 A, 5.125% 1/1/31 (FGIC Insured)	3,375,000	3,487,050
Series 2001 C:
5.25% 1/1/32 (FGIC Insured)	2,020,000	2,120,697
5.5% 1/1/16 (FGIC Insured)	2,500,000	2,690,250
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,199,391
Series A:
5% 1/1/19 (AMBAC Insured)	3,500,000	3,595,725
5% 1/1/35 (AMBAC Insured)	8,500,000	8,914,715
Series B:
5.25% 1/1/11 (AMBAC Insured) (b)	3,475,000	3,570,632
5.4% 1/1/09 (FGIC Insured) (b)	1,375,000	1,425,353
5.625% 1/1/13 (FGIC Insured) (b)	1,000,000	1,050,420
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,310,663
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev.:
0% 9/1/07 (MBIA Insured)	2,860,000	2,769,538
0% 9/1/08 (MBIA Insured)	4,600,000	4,299,620
Minneapolis Gen. Oblig. (Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,623,559
Minneapolis Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18	2,655,000	2,938,820
(Health Care Sys. Proj.):
Series B, 5% 5/15/09 (MBIA Insured)	3,180,000	3,295,625
Series D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,391,616
Minneapolis Spl. School District #1:
Series A, 5% 2/1/17 (FSA Insured)	2,000,000	2,150,780
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Spl. School District #1: - continued
5% 2/1/15 (MBIA Insured)	$ 1,020,000	$ 1,088,075
Minneapolis Spl. School District #1 Ctfs. of Prtn.:
Series B, 5% 2/1/13 (Pre-Refunded to 2/1/07 @ 100) (c)	2,575,000	2,587,154
5.5% 2/1/21 (MBIA Insured) (Pre-Refunded to 2/1/09 @ 100) (c)	1,305,000	1,359,758
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	90,000	99,806
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (b)	900,000	900,936
5% 8/1/16	3,500,000	3,740,065
5% 8/1/18	10,775,000	11,565,451
5.2% 5/1/07	1,340,000	1,341,662
5.25% 8/1/13	755,000	789,171
5.5% 6/1/17	2,150,000	2,281,924
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	631,296
(Saint John's Univ. Proj.) 5% 10/1/08	1,000,000	1,026,290
(Trustees of the Hamline Univ. of Minnesota Proj.) Series 41, 6% 10/1/12 (Pre-Refunded to 10/1/06 @ 100) (c)	440,000	440,000
(Univ. of St. Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,062,900
Minnesota Muni. Pwr. Agcy. Elec. Rev. 5.25% 10/1/21	5,450,000	5,921,643
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. 5% 3/1/16	295,000	296,738
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	630,745
5.6% 6/1/15	615,000	655,473
5.65% 6/1/16	625,000	671,181
5.7% 6/1/17	900,000	961,965
5.75% 6/1/18	975,000	1,043,786
5.75% 6/1/19	1,050,000	1,123,700
5.8% 6/1/20	1,000,000	1,071,890
5.875% 6/1/22	2,425,000	2,604,644
Minnesota State Colleges & Univs. Board of Tustees Rev. Series A, 5% 10/1/18 (MBIA Insured)	1,465,000	1,583,929
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (c)	3,000,000	3,205,110
North St. Paul-Maplewood-Oakdale Independent School District 622 Series B:
5% 2/1/17 (FSA Insured) (a)	1,525,000	1,670,927
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
North St. Paul-Maplewood-Oakdale Independent School District 622 Series B: - continued
5% 8/1/17 (FSA Insured) (a)	$ 1,575,000	$ 1,725,712
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. 5% 1/1/13	1,000,000	1,062,070
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
5.25% 1/1/13 (FSA Insured)	1,000,000	1,053,190
5.375% 1/1/14 (FSA Insured)	8,400,000	8,869,224
Northfield Hosp. Rev.:
5.375% 11/1/26	1,000,000	1,049,580
5.5% 11/1/16	1,025,000	1,104,694
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (c)	2,625,000	2,777,381
Series A:
5.75% 2/1/11 (Pre-Refunded to 8/1/10 @ 100) (c)	2,420,000	2,603,339
5.75% 2/1/12 (Pre-Refunded to 8/1/10 @ 100) (c)	3,100,000	3,330,268
Series A, 5.25% 2/1/14 (FSA Insured)	2,705,000	2,918,019
Series B, 5% 2/1/13	2,000,000	2,087,540
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	760,442
5% 1/1/13 (AMBAC Insured)	800,000	858,832
5% 1/1/15 (AMBAC Insured)	715,000	764,700
Prior Lake Ind. School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured)	900,000	950,481
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,640,282
Robbinsdale Independent School District #281:
5% 2/1/16 (FSA Insured)	2,410,000	2,556,456
5% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,076,418
5% 2/1/17 (FSA Insured)	2,535,000	2,685,275
5% 2/1/18 (FSA Insured)	2,520,000	2,666,891
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.):
Series A, 5.5% 11/15/27	4,755,000	4,936,308
5% 11/15/36	2,000,000	2,094,760
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I, 5.9% 11/15/09	1,000,000	1,066,530
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	400,000	422,060
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	$ 7,020,000	$ 7,522,562
5.875% 5/1/30 (FSA Insured)	4,000,000	4,304,280
6.25% 5/1/20 (FSA Insured)	2,760,000	3,010,994
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,010,840
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series B, 5.5% 7/1/25	2,000,000	2,148,300
Saint Louis Park Independent School District #283:
5.65% 2/1/16 (Pre-Refunded to 2/1/09 @ 100) (c)	2,630,000	2,749,086
5.75% 2/1/20 (Pre-Refunded to 2/1/09 @ 100) (c)	3,765,000	3,943,800
Saint Michael Independent School District #885 5% 2/1/27 (FSA Insured)	7,000,000	7,322,070
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,274,025
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000,000	2,174,680
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	1,060,000	1,122,180
Series A, 5% 2/1/17 (FSA Insured)	220,000	234,579
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,111,264
5% 2/1/17 (FSA Insured)	1,300,000	1,404,598
5% 2/1/18 (FSA Insured)	395,000	420,035
Series C, 5% 2/1/21	1,000,000	1,057,310
Saint Paul Port Auth. Energy Park Tax Increment Rev. 5% 2/1/08 (Escrowed to Maturity) (c)	2,500,000	2,549,000
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,090,240
Series 2003 11, 5.25% 12/1/20	3,000,000	3,229,320
Series 2003 12:
5.125% 12/1/27	5,000,000	5,292,600
5.25% 12/1/18	3,685,000	3,983,374
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) 5.25% 9/1/34	2,520,000	2,641,086
South Washington County Independent School District #833 Series A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (c)	3,925,000	4,143,073
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (c)	1,000,000	1,058,660
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 1994 A, 0% 1/1/21 (MBIA Insured)	$ 14,670,000	$ 7,925,908
Series 2002 A, 5% 1/1/12 (AMBAC Insured)	2,660,000	2,835,001
Series A:
0% 1/1/19 (MBIA Insured)	5,210,000	3,094,948
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,106,940
5.25% 1/1/16 (AMBAC Insured)	4,360,000	4,841,388
Spring Lake Park Ind. School District #16 Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,232,868
5% 2/1/16 (MBIA Insured)	2,230,000	2,384,249
5% 2/1/17 (MBIA Insured)	2,400,000	2,559,048
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,032,040
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. 5.25% 10/1/25	440,000	456,271
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	1,450,000	1,535,057
Watertown Independent School District #111 Series A, 5% 2/1/22 (FSA Insured)	1,495,000	1,600,562
Wayzata Ind. School District #284 Series B, 5% 2/1/16 (FSA Insured)	1,005,000	1,089,581
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5% 1/1/16 (FSA Insured)	1,000,000	1,091,100
5% 1/1/30 (MBIA Insured)	3,000,000	3,138,780
6.375% 1/1/16 (Escrowed to Maturity) (c)	1,320,000	1,466,639
		320,852,172
Puerto Rico - 3.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,680,000	3,006,129
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series D, 5.25% 7/1/38 (Pre-Refunded to 7/1/12 @ 100) (c)	2,500,000	2,720,225
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	865,000	929,425
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	$ 3,700,000	$ 3,925,367
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	500,000	528,985
		11,110,131
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $321,464,438)		332,417,725
NET OTHER ASSETS - 1.1%	3,604,641
NET ASSETS - 100%	$ 336,022,366
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $321,294,913. Net unrealized appreciation aggregated $11,122,812, of which $11,346,179 related to appreciated investment securities and $223,367 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

September 30, 2006

1.807726.102

HIY-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,132
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	2,700	2,769
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (MBIA Insured)	2,500	2,575
Jefferson County Ltd. Oblig. School Warrants Series A, 5.5% 1/1/22	2,900	3,143
		10,619
Arizona - 0.7%
Arizona School Facilities Board Ctfs. of Prtn. Series C:
5% 9/1/14 (FSA Insured)	2,000	2,177
5% 9/1/15 (FSA Insured)	1,815	1,964
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (g)	2,000	2,117
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (d)(g)	5,500	5,601
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (h)	2,000	2,454
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	5,000	5,377
5% 7/1/29 (MBIA Insured)	2,000	2,117
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (h)	3,250	3,609
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,585	2,712
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,225	1,324
5% 6/1/31 (AMBAC Insured)	2,000	2,117
		31,569
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	6,500	6,793
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	3,165	3,344
		10,137
California - 12.5%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	3,925	1,464
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	$ 4,275	$ 2,358
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.5% 5/1/15 (AMBAC Insured)	8,800	9,681
6% 5/1/14 (MBIA Insured)	3,500	3,938
California Econ. Recovery:
Series 2004 A:
5% 7/1/12 (MBIA Insured)	1,750	1,881
5.25% 7/1/12	3,000	3,255
5.25% 7/1/13	6,000	6,566
Series A:
5% 7/1/15 (MBIA Insured)	11,700	12,715
5.25% 1/1/11	3,700	3,945
5.25% 7/1/13 (MBIA Insured)	13,800	15,151
5.25% 7/1/14 (FGIC Insured)	5,100	5,646
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,436
0% 10/1/17 (MBIA Insured)	2,050	1,311
0% 10/1/18 (MBIA Insured)	1,675	1,019
0% 10/1/22 (MBIA Insured)	5,000	2,501
California Gen. Oblig.:
Series 1999, 5.75% 12/1/12 (FGIC Insured)	5,000	5,384
Series 2006, 5.75% 12/1/24	325	348
5% 3/1/15	7,000	7,594
5% 12/1/31 (MBIA Insured)	9,300	9,733
5.125% 9/1/12	2,000	2,104
5.25% 3/1/12	2,300	2,478
5.25% 3/1/13	3,530	3,837
5.25% 2/1/14	7,600	8,300
5.25% 2/1/15	10,000	10,921
5.25% 2/1/15	8,300	9,064
5.25% 2/1/16	4,300	4,693
5.25% 2/1/19	5,620	6,074
5.25% 2/1/20	2,000	2,155
5.25% 2/1/24	4,000	4,276
5.25% 4/1/27	2,200	2,357
5.25% 2/1/28	8,500	9,045
5.25% 11/1/28	4,485	4,782
5.25% 2/1/33	16,300	17,149
5.25% 12/1/33	15,900	16,929
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 4/1/34	$ 15,600	$ 16,592
5.5% 2/1/12	8,000	8,706
5.5% 3/1/12	2,000	2,153
5.5% 4/1/28	12,470	13,704
5.5% 4/1/30	14,880	16,303
5.5% 11/1/33	39,600	43,100
5.625% 5/1/20	555	596
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	400	416
5% 11/15/13	1,000	1,063
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	187	96
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender 4/1/12 (d)(g)	1,000	1,014
California Pub. Works Board Lease Rev.:
(Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,003
Series 2005 A, 5.25% 6/1/30	14,000	14,890
Series 2005 H:
5% 6/1/16	6,000	6,467
5% 6/1/17	5,000	5,374
5% 6/1/18	10,300	11,016
Series 2005 J, 5% 1/1/17	6,000	6,474
Series B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,714
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,103
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	5,000	5,101
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	3,500	3,493
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (d)	4,000	3,970
Encinitas Union School District 0% 8/1/20 (MBIA Insured)	3,500	1,918
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	5,190
0% 1/15/27 (a)	2,500	2,262
5% 1/15/16 (MBIA Insured)	2,800	2,953
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
5.75% 1/15/40	$ 6,300	$ 6,553
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	2,295	2,305
6.75% 6/1/39	10,340	11,671
Series A, 5% 6/1/45	35,695	36,633
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.):
5% 9/1/18 (AMBAC Insured)	1,000	1,079
5% 9/1/19 (AMBAC Insured)	2,545	2,736
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,140
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,330
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	4,375	4,817
5.5% 7/1/15 (MBIA Insured)	6,140	6,832
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,713
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (h)	2,685	3,040
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,620
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/19 (AMBAC Insured)	3,015	3,336
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	2,795	2,931
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	3,640	3,640
San Diego Unified School District (Election of 1998 Proj.) Series E2:
5.5% 7/1/25 (FSA Insured)	10,000	11,732
5.5% 7/1/26 (FSA Insured)	6,700	7,890
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/34 (MBIA Insured)	10,000	2,831
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	2,226
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	5,000	5,209
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,810
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. (UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	$ 2,990	$ 3,317
5.5% 5/15/16 (AMBAC Insured)	3,155	3,490
5.5% 5/15/17 (AMBAC Insured)	3,325	3,676
5.5% 5/15/19 (AMBAC Insured)	3,700	4,067
5.5% 5/15/22 (AMBAC Insured)	1,000	1,092
5.5% 5/15/23 (AMBAC Insured)	1,025	1,118
Series B:
5.5% 5/15/15 (AMBAC Insured)	5,105	5,782
5.5% 5/15/16 (AMBAC Insured)	6,500	7,334
5.5% 5/15/17 (AMBAC Insured)	6,860	7,736
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	2,200	2,304
		570,751
Colorado - 2.1%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	2,475	2,672
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (h)	9,500	4,739
Colorado Health Facilities Auth. Rev. Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (h)	5,040	5,756
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (h)	2,700	3,099
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,514
0% 1/1/10 (MBIA Insured)	1,500	1,319
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	33,385	35,676
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (h)	32,490	16,057
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (h)	7,900	4,961
Denver Health & Hosp. Auth. Health Care Rev. Series A, 6.25% 12/1/33	2,000	2,212
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,701
5.75% 12/15/22 (FGIC Insured)	1,000	1,130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	$ 10,000	$ 10,905
Series B, 0% 9/1/15 (MBIA Insured)	3,600	2,497
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (AMBAC Insured)	1,000	1,094
5.5% 6/15/19 (AMBAC Insured)	1,000	1,090
		96,422
District Of Columbia - 1.1%
District of Columbia Gen. Oblig.:
Series 2005 A, 5.25% 6/1/27 (MBIA Insured)	13,200	13,663
Series B, 0% 6/1/12 (MBIA Insured)	8,800	6,994
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	12,600	13,435
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	2,000	2,103
6% 4/1/18 (MBIA Insured)	13,835	14,559
		50,754
Florida - 2.5%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	3,300	3,826
Florida Board of Ed. Cap. Outlay Series B, 5.5% 6/1/15 (FGIC Insured)	3,655	4,025
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/17	1,200	1,265
3.95%, tender 9/1/12 (d)	14,445	14,392
5%, tender 11/16/09 (d)	12,500	12,911
5.25% 11/15/12	3,935	4,071
5.25% 11/15/13	3,140	3,245
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.) Series 13 Issue 2, 5.375% 10/1/16 (MBIA Insured)	4,535	4,561
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	2,140	2,338
Jacksonville Port Auth. Rev. 5.75% 11/1/09 (MBIA Insured) (g)	1,000	1,021
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	10,800	11,294
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	6,000	6,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Edl. Facilities Auth. Rev. 5.75% 4/1/29 (AMBAC Insured)	$ 5,000	$ 5,363
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (d)	3,600	3,789
Miami-Dade County School District:
5% 2/15/14 (MBIA Insured) (c)	2,575	2,770
5% 2/15/15 (MBIA Insured) (c)	8,790	9,511
Orange County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 5.625% 11/15/32	2,000	2,152
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (g)	5,000	5,135
6% 4/1/09 (AMBAC Insured) (g)	8,090	8,456
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured)	1,645	1,784
5% 7/1/20 (MBIA Insured)	1,745	1,867
South Broward Hosp. District Rev. 5.625% 5/1/32 (MBIA Insured)	2,630	2,890
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,190
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A, 5% 10/1/35 (FGIC Insured)	1,000	1,044
		115,165
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	38,395	40,158
5% 11/1/43 (FSA Insured)	57,750	60,201
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	12,100	13,074
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	4,665	2,395
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	157
Gainesville & Hall County Hosp. Auth. Rev. Anticipation Ctfs. (Northeast Georgia Health Sys., Inc. Proj.) 5.5% 5/15/31	4,500	4,697
Richmond County Dev. Auth. Rev.:
(Southern Care Corp. Facility Proj.) Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	5,615	2,883
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Dev. Auth. Rev.: - continued
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	$ 2,200	$ 1,130
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	17,000	8,728
		133,423
Hawaii - 0.5%
Hawaii Arpt. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,838
Series 2000 B, 8% 7/1/11 (FGIC Insured) (g)	9,250	10,872
Hawaii Gen. Oblig. Series CU, 5.75% 10/1/12 (MBIA Insured)	2,130	2,302
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (MBIA Insured) (g)	1,690	1,787
5% 7/1/13 (MBIA Insured) (g)	1,000	1,063
5% 7/1/14 (MBIA Insured) (g)	1,140	1,218
5% 7/1/15 (MBIA Insured) (g)	1,430	1,535
5.25% 7/1/18 (MBIA Insured) (g)	3,205	3,485
		25,100
Illinois - 12.5%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/19 (MBIA Insured)	1,000	1,091
5.25% 12/1/20 (MBIA Insured)	4,500	4,895
5.5% 12/1/23 (MBIA Insured)	1,000	1,115
Series A, 0% 12/1/16 (FGIC Insured)	3,200	2,108
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	12,734
0% 1/1/15 (FGIC Insured)	20,000	14,302
0% 1/1/26 (FGIC Insured)	16,000	6,796
0% 1/1/30 (FGIC Insured)	18,670	6,562
(Neighborhoods Alive 21 Prog.):
5% 1/1/28 (AMBAC Insured)	2,000	2,082
5% 1/1/43 (AMBAC Insured)	4,535	4,682
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	15,907
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	2,500	2,669
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (h)	1,300	1,373
5% 1/1/42 (AMBAC Insured)	18,955	19,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series A:
5.25% 1/1/22 (MBIA Insured)	$ 2,085	$ 2,234
5.25% 1/1/33 (MBIA Insured)	8,115	8,517
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (h)	185	199
5.5% 1/1/38 (MBIA Insured)	5,620	6,025
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (h)	210	228
Series C, 5.7% 1/1/30 (FGIC Insured)	5,760	6,188
5.5% 1/1/40 (FGIC Insured)	5,515	5,879
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (MBIA Insured) (g)	2,910	2,949
5.25% 1/1/14 (MBIA Insured) (g)	3,060	3,101
6% 1/1/08 (MBIA Insured) (g)	2,170	2,203
6% 1/1/10 (MBIA Insured) (g)	2,435	2,471
6.125% 1/1/11 (MBIA Insured) (g)	2,580	2,618
Chicago Motor Fuel Tax Rev. Series A, 5.25% 1/1/19 (AMBAC Insured)	1,780	1,918
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (g)	10,000	10,589
Series A:
5.5% 1/1/16 (AMBAC Insured) (g)	10,770	11,027
5.6% 1/1/10 (AMBAC Insured)	4,500	4,565
6.25% 1/1/09 (AMBAC Insured) (g)	6,040	6,197
Series B:
5.25% 1/1/14 (FGIC Insured)	2,000	2,187
5.75% 1/1/30 (AMBAC Insured)	13,420	14,528
Chicago Park District Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	5,073
5.25% 1/1/19 (FGIC Insured)	3,000	3,238
5.25% 1/1/20 (FGIC Insured)	2,195	2,364
5.5% 1/1/19 (FGIC Insured)	475	506
5.5% 1/1/20 (FGIC Insured)	490	521
Chicago Pub. Bldg. Commission Bldg. Rev. (Chicago Transit Auth. Proj.) 5.25% 3/1/16 (AMBAC Insured)	3,600	3,903
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (h)	11,670	12,327
5.5% 1/1/17 (Escrowed to Maturity) (h)	1,135	1,215
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	4,995
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,228
Cook County Gen. Oblig. Series C, 5% 11/15/25 (AMBAC Insured)	8,400	8,777
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Forest Preserve District Rev. 0% 11/1/17	$ 6,665	$ 4,183
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,074
5.25% 1/1/22	2,000	2,140
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,476
5% 7/1/18 (AMBAC Insured)	1,450	1,546
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(g)	5,600	5,546
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,153
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	2,678
Illinois Dev. Fin. Auth. Retirement 0% 7/15/23 (Escrowed to Maturity) (h)	24,975	11,785
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,088
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,873
5.5% 9/1/19	4,405	4,825
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	5,740	5,960
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (d)	3,350	3,339
Series 2005 A:
5.25% 7/1/41	755	797
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (h)	305	330
Series A, 5.125% 7/1/38	1,585	1,622
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	3,955
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,447
5.25% 12/1/20 (FSA Insured)	2,000	2,153
5.375% 12/1/14 (FSA Insured)	5,000	5,457
5.375% 7/1/15 (MBIA Insured)	3,700	4,024
5.5% 4/1/16 (FSA Insured)	1,300	1,422
5.5% 8/1/16 (MBIA Insured)	13,000	14,251
5.5% 8/1/17 (MBIA Insured)	7,500	8,209
5.5% 2/1/18 (FGIC Insured)	1,000	1,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.5% 8/1/18 (MBIA Insured)	$ 5,000	$ 5,470
5.75% 12/1/18 (MBIA Insured)	1,200	1,291
Series 2006, 5.5% 1/1/31	3,000	3,610
5.5% 4/1/17 (MBIA Insured)	7,065	7,471
5.6% 4/1/21 (MBIA Insured)	7,500	7,938
5.7% 4/1/16 (MBIA Insured)	7,350	7,835
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,596
7% 5/15/22	5,000	5,472
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,635
6% 7/1/33	3,775	4,069
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,391
7% 4/1/14	1,500	1,761
(Riverside Health Sys. Proj.) 6.85% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (h)	5,025	5,690
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (h)	6,970	7,719
6.75% 2/15/15 (Escrowed to Maturity) (h)	1,000	1,101
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	6,000
Illinois Sales Tax Rev. 6% 6/15/20	4,600	4,957
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	17,300	18,240
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (FGIC Insured)	3,795	4,253
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (FGIC Insured)	7,240	4,316
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,266
5.625% 3/1/21 (AMBAC Insured)	2,505	2,813
5.75% 3/1/19 (AMBAC Insured)	2,240	2,552
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	26,420	28,964
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,668
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/11 (Escrowed to Maturity) (h)	$ 6,000	$ 5,037
0% 6/15/15 (FGIC Insured)	15,000	10,548
0% 6/15/19 (FGIC Insured)	3,225	1,872
0% 6/15/19 (MBIA Insured)	2,870	1,666
0% 6/15/20 (FGIC Insured)	3,470	1,919
5.25% 12/15/10 (AMBAC Insured)	12,950	13,220
6.65% 6/15/12 (FGIC Insured)	250	250
Series 2002:
0% 6/15/10 (Escrowed to Maturity) (h)	16,640	14,510
0% 6/15/13 (Escrowed to Maturity) (h)	4,155	3,214
0% 6/15/13 (FGIC Insured)	5,575	4,279
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,088
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,639
0% 4/1/17 (MBIA Insured)	16,270	10,509
0% 4/1/20 (MBIA Insured)	8,000	4,465
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	3,200	2,013
		568,357
Indiana - 2.5%
Avon 2000 Cmnty. School Bldg. Corp. 5% 7/15/17 (FSA Insured)	2,835	3,065
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,664
5.25% 7/15/25 (FSA Insured)	1,720	1,846
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (MBIA Insured)	7,480	3,990
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (MBIA Insured)	1,365	1,450
5.25% 7/15/17 (MBIA Insured)	1,885	2,073
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,642
Hamilton Southeastern Cumberland Campus School Bldg. Corp. 5.125% 1/15/23 (AMBAC Insured)	1,250	1,318
Hammond School Bldg. Corp. 5% 7/15/16 (MBIA Insured)	1,845	1,995
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	17,800	22,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	$ 1,940	$ 2,062
5% 2/1/20 (MBIA Insured)	1,635	1,733
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	7,350	7,653
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(g)	3,000	3,053
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,128
5% 2/15/15	1,500	1,600
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	2,500	2,899
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	1,039
Series A, 0% 6/1/16 (AMBAC Insured)	6,470	4,343
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	1,000	1,021
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,500	1,606
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,819
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,890
Petersburg Poll. Cont. Rev.:
(Indianapolis Pwr. & Lt. Co. Proj.) 5.9% 12/1/24 (g)	10,000	10,701
5.95% 12/1/29 (g)	2,000	2,140
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/17 (MBIA Insured)	1,375	1,504
5.25% 7/15/22 (MBIA Insured)	1,785	1,947
5.25% 7/15/24 (MBIA Insured)	1,975	2,145
5.25% 7/15/25 (MBIA Insured)	2,085	2,257
5.25% 1/15/29 (MBIA Insured)	1,265	1,364
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	4,400	4,490
South Harrison School Bldg. Corp. Series A:
5.25% 7/15/22 (FSA Insured)	2,820	3,075
5.5% 7/15/21 (FSA Insured)	2,675	2,979
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC Insured)	2,000	2,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Westfield Washington Multi-School Bldg. Corp. Series A:
5% 7/15/15 (FSA Insured)	$ 1,360	$ 1,476
5% 7/15/18 (FSA Insured)	1,500	1,605
		111,805
Iowa - 0.4%
Iowa Fin. Auth. Hosp. Facilities Rev.:
6.625% 2/15/12 (Pre-Refunded to 2/15/10 @ 101) (h)	2,000	2,208
6.75% 2/15/13 (Pre-Refunded to 2/15/10 @ 101) (h)	1,000	1,108
6.75% 2/15/14 (Pre-Refunded to 2/15/10 @ 101) (h)	1,280	1,418
6.75% 2/15/15 (Pre-Refunded to 2/15/10 @ 101) (h)	1,000	1,108
6.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 101) (h)	1,000	1,108
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	10,000	10,648
		17,598
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	7,800	7,877
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,922
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,409
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,278
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,431
		16,917
Kentucky - 0.7%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,291
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	15,750	17,028
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (g)	1,545	1,604
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A: - continued
5.5% 7/1/10 (FSA Insured) (g)	$ 3,800	$ 4,023
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/10 (AMBAC Insured)	7,440	6,562
		33,508
Louisiana - 0.7%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,224
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	6,019
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	14,747
0% 9/1/11 (AMBAC Insured)	3,080	2,520
0% 9/1/13 (AMBAC Insured)	3,350	2,512
0% 9/1/14 (AMBAC Insured)	3,165	2,261
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	1,055
		32,338
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	3,000	3,225
Maryland - 0.3%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	6,000	6,451
Maryland Econ. Dev. Corp. (Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	1,020	1,107
5% 6/1/16 (CIFG North America Insured)	1,000	1,095
5% 6/1/19 (CIFG North America Insured)	1,500	1,624
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,755
5.75% 7/1/13 (Escrowed to Maturity) (h)	995	1,088
		13,120
Massachusetts - 6.7%
Massachusetts Bay Trans. Auth.:
Series 2000 A, 5.25% 7/1/30	1,465	1,537
Series A, 5% 7/1/31 (Pre-Refunded to 7/1/15 @ 100) (h)	11,000	12,059
Series B, 6.2% 3/1/16	3,800	4,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (g)	$ 2,765	$ 2,821
Series B Issue E:
5.95% 7/1/07 (AMBAC Insured) (g)	470	472
6.05% 7/1/08 (AMBAC Insured) (g)	485	487
6.15% 7/1/10 (AMBAC Insured) (g)	195	196
6.25% 7/1/11 (AMBAC Insured) (g)	120	121
6.3% 7/1/12 (AMBAC Insured) (g)	115	116
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	10,000	10,802
5.75% 6/15/12	5,000	5,381
5.75% 6/15/13	5,000	5,381
Massachusetts Gen. Oblig.:
Series 2005 A:
5% 3/1/21 (FSA Insured)	20,000	21,415
5% 3/1/22	6,500	6,922
Series 2005 C, 5.25% 9/1/23	19,745	21,563
Series D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (h)	14,000	15,308
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	3,855	3,859
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	1,770	1,894
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	3,800	3,802
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,592
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,595
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,710	5,901
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A, 4.95% 12/1/06	2,000	2,003
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	5,000	4,675
0% 8/1/09	21,800	19,465
0% 8/1/10	2,000	1,710
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (h)	3,010	3,045
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	2,117
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A: - continued
5.5% 1/1/14 (AMBAC Insured) (g)	$ 2,540	$ 2,688
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	29,965	31,974
5% 8/15/26 (FSA Insured)	10,000	10,625
5% 8/15/30 (FSA Insured)	30,000	31,714
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	14,973
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,133
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	10,530	11,123
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	93
Route 3 North Trans. Impt. Assoc. Lease Rev. 5.75% 6/15/16 (MBIA Insured)	4,850	5,192
Springfield Gen. Oblig. 5% 8/1/19 (MBIA Insured)	7,015	7,527
		304,651
Michigan - 0.9%
Carman-Ainsworth Cmnty. School District 5% 5/1/18 (FSA Insured)	2,175	2,335
Detroit Wtr. Supply Sys. Rev.:
5.25% 7/1/14 (MBIA Insured)	1,600	1,760
5.25% 7/1/15 (MBIA Insured)	2,380	2,635
5.25% 7/1/16 (MBIA Insured)	1,685	1,874
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured)	3,165	3,355
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	1,425	1,553
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (h)	1,460	1,570
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (h)	4,750	4,822
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,064
Series X, 6% 8/15/34 (Pre-Refunded to 8/15/09 @ 101) (h)	3,530	3,798
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (h)	420	448
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	$ 2,000	$ 2,186
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,318
6.25% 1/1/09	400	421
Troy School District 5% 5/1/17 (MBIA Insured)	2,000	2,181
		40,320
Minnesota - 0.9%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,106
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	9,700	9,711
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/35 (AMBAC Insured)	4,000	4,195
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	6,000	6,614
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	375	416
North St. Paul-Maplewood-Oakdale Independent School District 622 Series B, 5% 2/1/16 (FSA Insured) (c)	1,500	1,638
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	8,500	9,147
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000	2,175
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,848
5.25% 12/1/19	2,850	3,075
Waconia Independent School District #110 Series A, 5% 2/1/15 (FSA Insured)	555	586
		40,511
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	3,515	3,672
Missouri - 0.2%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,462
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	$ 1,780	$ 1,961
Series 2003 A:
5.125% 1/1/19	5,000	5,365
5.25% 1/1/18	1,280	1,385
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (g)	105	105
		11,278
Montana - 0.5%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	10,755	11,036
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.):
Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (h)	1,255	1,323
6.875% 6/1/20 (Escrowed to Maturity) (h)	3,870	4,079
6.875% 6/1/20 (Escrowed to Maturity) (h)	2,005	2,113
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	2,000	2,103
		20,654
Nevada - 0.6%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (g)	4,310	4,610
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,172
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,703
Henderson Health Care Facility Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	2,700	2,757
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,777
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,662
0% 7/1/13 (FSA Insured)	4,590	3,496
0% 7/1/14 (FSA Insured)	3,000	2,188
		26,365
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.2%
Nashua Gen. Oblig. 5.25% 9/15/18	$ 1,000	$ 1,073
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(g)	6,100	6,021
		7,094
New Jersey - 3.1%
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28	6,000	6,390
5.125% 3/1/30	5,000	5,314
5.25% 3/1/21 (MBIA Insured)	2,800	3,050
5.25% 3/1/23	4,500	4,865
5.25% 3/1/25	9,900	10,673
5.25% 3/1/26	11,305	12,180
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	6,200	6,595
New Jersey Trans. Trust Fund Auth.:
Series B, 5.5% 12/15/21 (MBIA Insured)	5,000	5,817
Series C, 5.25% 6/15/16 (Pre-Refunded to 6/15/15 @ 100) (h)	2,000	2,229
North Hudson Swr. Auth. Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,487
5.25% 8/1/19 (FGIC Insured)	2,735	2,946
Ocean County Utils. Auth. Wastewtr. Rev. 5.25% 1/1/07	650	653
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	13,995	13,987
5.75% 6/1/32	8,710	9,157
6.125% 6/1/24	24,850	26,895
6.125% 6/1/42	4,500	4,821
6.375% 6/1/32	6,300	6,908
6.75% 6/1/39	8,700	9,740
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	5,560	6,164
		141,871
New Mexico - 0.5%
Albuquerque Arpt. Rev.:
6.5% 7/1/08 (AMBAC Insured) (g)	1,500	1,572
6.7% 7/1/18 (AMBAC Insured) (g)	2,500	2,598
6.75% 7/1/09 (AMBAC Insured) (g)	1,150	1,233
6.75% 7/1/10 (AMBAC Insured) (g)	1,700	1,858
6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (g)	$ 5,000	$ 5,119
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,227
		20,797
New York - 12.7%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/21 (FSA Insured)	1,575	1,724
5.75% 5/1/23 (FSA Insured)	1,750	1,910
Series 2004:
5.75% 5/1/21 (FSA Insured)	3,845	4,345
5.75% 5/1/23 (FSA Insured)	3,000	3,378
5.75% 5/1/24 (FSA Insured)	3,000	3,373
5.75% 5/1/25 (FSA Insured)	3,400	3,818
5.75% 5/1/26 (FSA Insured)	5,200	5,833
5.75% 5/1/14 (FSA Insured)	3,500	3,911
5.75% 5/1/15 (FSA Insured)	7,870	8,779
5.75% 5/1/16 (FSA Insured)	7,120	8,091
5.75% 5/1/18 (FSA Insured)	3,460	3,798
5.75% 5/1/18 (FSA Insured)	9,220	10,458
5.75% 5/1/20 (FSA Insured)	8,000	9,058
5.75% 5/1/22 (FSA Insured)	1,000	1,128
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series C, 5% 9/1/35	4,000	4,178
5% 12/1/25 (FGIC Insured)	5,000	5,331
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,764
5% 12/1/35	2,000	2,087
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	2,200	2,410
Metropolitan Trans. Auth. Rev. Series F, 5.25% 11/15/27 (MBIA Insured)	3,400	3,657
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,154
Series A, 5.5% 1/1/20 (MBIA Insured)	4,200	4,581
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,186
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	995	1,096
Series 2002 C, 5.5% 8/1/13	5,000	5,477
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,826
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 G:
5% 8/1/14	$ 2,400	$ 2,585
5% 8/1/15	1,500	1,623
5.25% 8/1/16	3,525	3,898
Series A, 5.25% 11/1/14 (MBIA Insured)	1,850	2,003
Series B, 5.75% 8/1/14	2,000	2,214
Series C, 5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (h)	1,035	1,147
Series G, 5.25% 8/1/14 (AMBAC Insured)	2,500	2,682
Series J, 5.5% 6/1/19	6,500	7,096
Subseries 2005 F1:
5% 9/1/15	4,000	4,331
5.25% 9/1/14	5,060	5,539
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (g)	1,385	1,401
New York City Indl. Dev. Agcy. Rev. (Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,500	3,792
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (g)	3,100	3,169
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	3,300	3,465
Series A, 5.125% 6/15/34 (MBIA Insured)	13,800	14,490
Series B, 5.125% 6/15/31	10,545	11,025
Series E, 5% 6/15/34	8,620	8,952
Series G, 5.125% 6/15/32	2,000	2,086
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	6,000	6,333
New York Local Govt. Assistance Corp. Series C, 5.5% 4/1/17	22,015	24,896
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	4,370	4,564
5.75% 7/1/13	8,750	9,513
Series C, 7.5% 7/1/10 (FGIC Insured)	17,590	18,958
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	3,370	3,503
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (MBIA Insured)	12,400	13,628
5.875% 5/15/17 (FGIC Insured)	6,865	8,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	$ 690	$ 911
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,316
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	2,000	2,100
Series F:
4.875% 6/15/18	4,205	4,321
4.875% 6/15/20	8,500	8,722
5% 6/15/15	3,015	3,113
New York State Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,205	1,222
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	12,500	13,642
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	2,350	2,557
New York State Urban Dev. Corp. Rev. Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	14,360	16,706
New York Transitional Fin. Auth. Rev.:
Series 2003 D, 5% 2/1/31	3,500	3,646
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,256
Series A:
5.5% 11/1/26 (b)	5,000	5,413
5.75% 2/15/16	130	140
6% 11/1/28 (b)	7,775	8,588
Series B:
5% 8/1/32	12,715	13,266
5.25% 8/1/19	2,000	2,169
5.25% 2/1/29 (b)	13,000	13,798
Niagara Falls City Niagara County Pub. Impt. (Pub. Impt. Proj.) 7.5% 3/1/18 (MBIA Insured)	500	664
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,394
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	9,500	10,354
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	6,067
5.25% 6/1/22 (AMBAC Insured)	3,850	4,133
5.5% 6/1/14	7,500	7,854
5.5% 6/1/15	37,645	39,929
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/17	$ 4,100	$ 4,402
5.5% 6/1/18 (MBIA Insured)	2,000	2,175
Series C1:
5.5% 6/1/14	9,900	10,367
5.5% 6/1/15	9,900	10,501
5.5% 6/1/16	3,820	4,110
5.5% 6/1/17	9,200	9,878
5.5% 6/1/18	12,000	12,991
5.5% 6/1/20	2,700	2,936
5.5% 6/1/22	8,815	9,554
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	6,095	6,458
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	4,000	4,234
Series A, 5% 1/1/32 (MBIA Insured)	470	489
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (h)	2,000	2,287
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (h)	4,000	4,613
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (h)	9,685	10,158
TSASC, Inc. Rev. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	7,515	8,093
		579,844
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	3,400	3,497
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (g)	10,275	11,791
		15,288
North Carolina - 3.7%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,952
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,761
5.25% 6/1/18 (AMBAC Insured)	1,620	1,753
5.25% 6/1/19 (AMBAC Insured)	1,540	1,668
5.25% 6/1/22 (AMBAC Insured)	1,620	1,749
5.25% 6/1/23 (AMBAC Insured)	1,620	1,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	$ 6,380	$ 6,637
5.125% 7/1/42	34,200	35,731
5.25% 7/1/42	9,805	10,335
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	3,600	3,929
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,700	9,225
5.75% 1/1/26	4,000	4,226
Series B, 7% 1/1/08	10,060	10,440
Series C, 5.25% 1/1/09	2,500	2,571
Series D:
5.375% 1/1/10	4,525	4,722
6.7% 1/1/19	5,000	5,466
6.75% 1/1/26	7,000	7,663
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,121
5% 2/1/20	1,500	1,586
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1999 B, 6.375% 1/1/08	7,000	7,226
Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,024
5.125% 1/1/17 (MBIA Insured)	15,350	15,714
5.125% 1/1/17 (MBIA Insured)	16,000	16,605
Univ. of North Carolina at Chapel Hill Rev. Series A, 4.75% 12/1/34	5,000	5,130
		167,973
North Dakota - 0.6%
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	29,699
Ohio - 0.9%
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,252
Franklin County Hosp. Rev. 5.5% 5/1/28 (Pre-Refunded to 5/1/11 @ 101) (h)	4,265	4,648
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/08	1,225	1,254
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	$ 4,905	$ 5,344
6% 12/1/19 (Escrowed to Maturity) (h)	5,095	5,542
6% 12/1/26 (Escrowed to Maturity) (h)	10,000	10,828
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (d)(g)	5,000	5,021
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/30	1,005	1,094
6.375% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (h)	1,995	2,223
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,888
		42,094
Oklahoma - 1.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (h)	2,080	1,709
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	4,000	4,343
5.5% 10/1/22 (FGIC Insured)	2,845	3,158
5.5% 10/1/23 (FGIC Insured)	3,005	3,326
5.5% 10/1/24 (FGIC Insured)	3,175	3,506
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 6% 2/15/29	15,000	15,992
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	11,420	12,060
5.75% 8/15/29 (Pre-Refunded to 8/15/09 @ 101) (h)	8,330	8,883
		52,977
Oregon - 0.3%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,627
Clackamus County School District #7J:
5.25% 6/1/23 (FSA Insured)	2,000	2,291
5.25% 6/1/24 (FSA Insured)	2,605	2,989
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/07	430	437
8% 7/15/08	480	488
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A: - continued
8% 7/15/09	$ 540	$ 549
8% 7/15/10	605	615
8% 7/15/11	385	391
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,038
5.5% 6/15/21 (FSA Insured)	1,060	1,220
		14,645
Pennsylvania - 1.6%
Annville-Cleona School District:
5.5% 3/1/24 (FSA Insured)	1,350	1,499
5.5% 3/1/25 (FSA Insured)	1,400	1,553
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,224
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (h)	1,000	1,255
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,539
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured) (c)	4,800	6,228
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,415
6.1% 6/1/12 (AMBAC Insured)	3,000	3,355
6.125% 6/1/14 (AMBAC Insured)	5,230	6,012
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (h)	11,455	8,749
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	2,000	2,322
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	9,476
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(g)	5,600	5,620
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (d)(g)	5,000	4,971
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	3,600	3,905
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy.:
Series 54A, 5.375% 10/1/28 (g)	$ 225	$ 226
Series C, 8.1% 7/1/13	490	492
Philadelphia Arpt. Rev. Series 1998, 5.375% 6/15/10 (FGIC Insured) (g)	4,425	4,624
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,065
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	3,000	3,144
		74,674
Puerto Rico - 0.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,553
5.75% 7/1/19 (FGIC Insured)	3,240	3,602
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (h)	765	822
Series C, 5.5% 7/1/21 (FGIC Insured)	3,000	3,490
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	5,000	5,290
Series C, 5.25% 1/1/15 (g)	5,000	5,341
		21,098
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,748
5% 5/15/13 (FSA Insured)	4,000	4,278
(Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,886
5.25% 9/15/16 (AMBAC Insured)	1,815	1,990
5.25% 9/15/18 (AMBAC Insured)	1,005	1,091
5.5% 9/15/24 (AMBAC Insured)	2,000	2,214
		13,207
South Carolina - 0.8%
Greenville County School District Installment Purp. Rev. 5% 12/1/11	3,750	3,968
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Lexington County Health Svcs. District, Inc. Hosp. Rev. 6% 11/1/18	$ 3,500	$ 3,896
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,672
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	1,365	1,582
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,286
5.375% 1/1/23 (FSA Insured)	1,025	1,108
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	4,000	4,637
South Carolina Ports Auth. Ports Rev. 5.5% 7/1/08 (FSA Insured) (g)	3,515	3,628
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	2,200	2,383
Series 2005 B, 5% 1/1/19 (MBIA Insured)	2,500	2,699
Series A, 5.5% 1/1/15 (FGIC Insured)	5,000	5,623
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,189
		34,671
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,150
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/12	4,500	4,785
5% 12/15/13	8,000	8,547
5% 12/15/14	3,870	4,155
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,310	3,627
5.75% 1/1/14 (MBIA Insured)	2,000	2,247
7.25% 1/1/10 (MBIA Insured)	2,660	2,944
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (g)	1,500	1,583
6.25% 2/15/10 (MBIA Insured) (g)	1,000	1,077
6.25% 2/15/11 (MBIA Insured) (g)	1,415	1,550
Series B, 6.5% 2/15/09 (MBIA Insured) (g)	500	530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	$ 5,600	$ 6,374
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.) 6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (h)	8,410	9,678
		47,097
Texas - 13.1%
Abilene Independent School District:
5% 2/15/16	2,035	2,199
5% 2/15/18	2,000	2,145
5% 2/15/23	3,205	3,396
Aledo Independent School District Series A, 5.125% 2/15/33	2,775	2,926
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	1,745	1,868
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,289
Austin Cmnty. College District 5.5% 8/1/34	4,600	5,076
Austin Independent School District 5.25% 8/1/15	2,000	2,216
Austin Util. Sys. Rev.:
0% 5/15/10 (MBIA Insured)	7,970	6,951
0% 5/15/17 (FGIC Insured)	9,200	5,924
0% 5/15/18 (FGIC Insured)	5,000	3,071
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/15 (MBIA Insured)	1,250	1,363
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/20 (FSA Insured)	220	236
5.375% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (h)	1,440	1,567
Birdville Independent School District:
0% 2/15/11	8,665	7,318
0% 2/15/13	13,690	10,613
Boerne Independent School District 5.25% 2/1/35	11,000	11,692
Canyon Independent School District Series A, 5.5% 2/15/21	1,855	2,028
Cedar Hill Independent School District 0% 8/15/09	1,575	1,400
Clint Independent School District:
5.5% 8/15/19	1,055	1,154
5.5% 8/15/20	1,110	1,211
5.5% 8/15/21	1,175	1,284
Conroe Independent School District:
Series B, 0% 2/15/10	2,805	2,466
0% 2/15/11	1,500	1,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	$ 3,305	$ 3,673
5.25% 7/15/19 (FSA Insured)	4,000	4,430
Corsicana Independent School District 5.125% 2/15/34	3,275	3,451
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/12	20,900	16,935
0% 2/15/13	6,425	4,981
0% 2/15/14	11,475	8,517
0% 2/15/16	9,700	6,585
5.25% 2/15/27	6,610	7,115
Dallas Fort Worth Int'l. Arpt. Rev. Series A:
5.25% 11/1/10 (MBIA Insured) (g)	2,150	2,264
5.25% 11/1/12 (MBIA Insured) (g)	5,820	6,225
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,189
Denton County Lewisville Independent School District Series 2004, 5% 8/15/16	3,465	3,646
Duncanville Independent School District 5.65% 2/15/28	30	33
El Paso Independent School District 5.25% 8/15/31	2,245	2,425
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	6,000	6,435
Frisco Independent School District:
Series C:
5% 8/15/22	2,000	2,131
5% 8/15/26	3,765	3,980
5.375% 8/15/17	2,715	2,950
Gainesville Independent School District 5.25% 2/15/36	1,900	2,045
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,406
Grand Prairie Independent School District 0% 2/15/16	3,775	2,567
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,705
5.25% 4/15/16 (MBIA Insured)	1,680	1,819
5.25% 4/15/17 (MBIA Insured)	2,295	2,478
5.25% 4/15/18 (MBIA Insured)	1,915	2,060
5.25% 4/15/19 (MBIA Insured)	1,000	1,077
5.25% 4/15/20 (MBIA Insured)	1,565	1,681
Harlandale Independent School District:
Series 2005, 5.7% 8/15/30	100	107
5.5% 8/15/35	45	48
6% 8/15/16	35	38
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	$ 11,400	$ 11,988
0% 10/1/13 (MBIA Insured)	5,550	4,202
0% 10/1/14 (MBIA Insured)	11,000	7,972
0% 8/15/25 (MBIA Insured)	3,000	1,284
0% 8/15/28 (MBIA Insured)	5,000	1,842
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.375% 2/15/26 (Pre-Refunded to 8/15/11 @ 100) (h)	3,000	3,230
5.625% 2/15/13 (Pre-Refunded to 8/15/11 @ 100) (h)	4,625	5,031
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	1,120	1,194
7.4% 2/15/10 (Escrowed to Maturity) (h)	425	448
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) 5.5% 3/1/15 (FGIC Insured)	1,985	2,164
Houston Arpt. Sys. Rev.:
Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,150
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,598
6% 7/1/08 (FGIC Insured) (g)	1,000	1,040
Series B, 5.5% 7/1/30 (FSA Insured)	10,645	11,278
Houston Independent School District:
Series A, 0% 8/15/11	6,400	5,299
0% 8/15/13	9,835	7,464
Humble Independent School District:
Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	1,995	2,169
0% 2/15/16	3,000	2,046
0% 2/15/17	3,480	2,267
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	2,997
0% 8/15/12	5,105	4,052
0% 8/15/13	3,610	2,740
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,659
0% 8/15/11	4,170	3,453
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,267
Kennedale Independent School District 5.5% 2/15/29	3,335	3,658
Killeen Independent School District:
5.25% 2/15/17	2,105	2,260
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Killeen Independent School District: - continued
5.25% 2/15/18	$ 1,325	$ 1,419
La Joya Independent School District 5.25% 2/15/23	2,940	3,172
Little Elm Independent School District 5.5% 8/15/21	2,540	2,737
Lower Colorado River Auth. Rev.:
5.25% 1/1/15 (Escrowed to Maturity) (h)	6,260	6,929
5.25% 5/15/18 (AMBAC Insured)	2,020	2,175
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,082
5.25% 5/15/19 (AMBAC Insured)	1,000	1,080
5.25% 5/15/20 (AMBAC Insured)	2,000	2,158
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/17 (FSA Insured)	2,270	2,433
Mansfield Independent School District 5.5% 2/15/18	3,855	4,193
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (d)	6,400	6,400
5.375% 8/15/11	395	407
Midlothian Independent School District 0% 2/15/10	1,525	1,341
Midway Independent School District 0% 8/15/19	3,600	2,067
Montgomery County Gen. Oblig.:
Series A, 5.625% 3/1/20 (FSA Insured)	495	540
Series B, 5%, tender 9/1/10 (FSA Insured) (d)	3,700	3,871
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,441
5.5% 8/15/25 (FGIC Insured)	1,675	1,855
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/14 (MBIA Insured)	5,215	5,852
North Forest Independent School District:
Series A, 5% 8/15/17	2,020	2,197
Series B, 5% 8/15/18 (FSA Insured)	1,470	1,593
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,098
Prosper Independent School District 5.75% 8/15/29	1,250	1,380
Robstown Independent School District 5.25% 2/15/29	3,165	3,400
Rockwall Independent School District:
5.375% 2/15/19	25	27
5.375% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (h)	1,425	1,546
5.375% 2/15/20	25	27
5.375% 2/15/20 (Pre-Refunded to 2/15/12 @ 100) (h)	1,205	1,307
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District: - continued
5.375% 2/15/21	$ 30	$ 32
5.375% 2/15/21 (Pre-Refunded to 2/15/12 @ 100) (h)	1,530	1,660
5.625% 2/15/13	1,190	1,286
5.625% 2/15/14	1,160	1,251
Round Rock Independent School District 0% 8/15/11 (MBIA Insured)	4,300	3,569
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(g)	16,000	16,940
San Antonio Elec. & Gas Sys. Rev.:
Series B:
0% 2/1/10 (Escrowed to Maturity) (h)	19,000	16,781
0% 2/1/12 (Escrowed to Maturity) (h)	7,000	5,708
3.55%, tender 12/1/07 (d)	7,500	7,496
San Antonio Gen. Oblig.:
5.5% 2/1/15	1,975	2,148
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (h)	25	27
San Antonio Wtr. Sys. Rev. 6.5% 5/15/10 (Escrowed to Maturity) (h)	440	483
San Marcos Consolidated Independent School District:
5% 8/1/15	1,200	1,297
5% 8/1/17	1,175	1,260
5% 8/1/19	1,450	1,546
5% 8/1/22	1,680	1,779
5% 8/1/23	1,760	1,859
5.125% 8/1/29	13,400	14,200
5.625% 8/1/26	2,210	2,477
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,132
5.25% 2/15/22 (AMBAC Insured)	1,090	1,189
5.25% 2/15/30 (AMBAC Insured)	1,750	1,886
Socorro Independent School District:
5.375% 8/15/18	60	65
5.375% 8/15/18 (Pre-Refunded to 8/15/11 @ 100) (h)	1,030	1,111
South San Antonio Independent School District 5% 8/15/17	1,025	1,085
Southlake Gen. Oblig. Series 2000 D, 5.75% 2/15/21 (AMBAC Insured)	2,345	2,461
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/17 (AMBAC Insured)	3,825	4,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/13	$ 3,130	$ 3,351
5.375% 2/1/18	3,600	3,851
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	5,750	5,922
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	6,655	6,887
5.75% 8/1/26	3,320	3,609
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	5,365	3,561
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,580
0% 2/1/14 (MBIA Insured)	6,900	5,148
0% 2/1/09 (MBIA Insured)	2,000	1,834
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	40,527
5.75% 8/15/38 (AMBAC Insured)	27,550	30,182
Texas Tpk. Auth. Dallas North Tollway Rev. 0% 1/1/10 (Escrowed to Maturity) (h)	3,000	2,658
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,280
5.625% 7/15/21	5,900	6,253
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (MBIA Insured)	4,930	5,328
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27	1,000	1,047
6% 7/1/31	6,225	6,676
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @ 36.782) (h)	6,155	1,997
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (h)	2,980	1,185
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (h)	2,985	906
0% 2/15/33	6,985	2,037
White Settlement Independent School District:
5.75% 8/15/30	2,890	3,177
5.75% 8/15/34	3,000	3,295
Wichita Falls Wtr. & Swr. Rev. Series 2001, 5.375% 8/1/24 (AMBAC Insured)	3,000	3,190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	$ 60	$ 64
5.5% 2/15/20 (FSA Insured)	65	70
		597,644
Utah - 1.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured)	5,640	5,849
6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,505
Series B, 5.75% 7/1/16 (MBIA Insured)	11,230	11,625
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	2,975	3,521
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/11 (AMBAC Insured)	9,000	9,665
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,883
5.25% 4/1/17 (FSA Insured)	4,335	4,678
		48,726
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	8,600	9,397
Series A, 5.75% 12/1/18 (AMBAC Insured)	3,100	3,351
		12,748
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(g)	3,900	3,876
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,440	1,668
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,387
6% 2/15/13 (AMBAC Insured)	1,460	1,645
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (g)	1,890	1,917
		11,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - 5.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	$ 7,200	$ 4,580
0% 6/1/29 (MBIA Insured)	14,995	5,304
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,584
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,844
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,030	1,152
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2006 A, 5% 7/1/15	8,000	8,683
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	31,195
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (g)	1,590	1,697
5.25% 1/1/20 (FGIC Insured) (g)	1,760	1,862
5.25% 1/1/23 (FGIC Insured) (g)	2,055	2,159
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	22,390	23,466
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,822
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,314
Port of Seattle Rev. Series D:
5.75% 11/1/13 (FGIC Insured) (g)	1,500	1,648
5.75% 11/1/14 (FGIC Insured) (g)	3,055	3,356
5.75% 11/1/16 (FGIC Insured) (g)	2,250	2,458
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/11 (FGIC Insured)	1,155	1,195
Snohomish County School District #2, Everett 5.5% 12/1/16 (FSA Insured)	1,650	1,804
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (FGIC Insured)	1,875	2,031
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (MBIA Insured)	2,000	2,227
5.75% 12/1/21 (MBIA Insured)	2,000	2,224
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,162
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	7,070	7,528
Series C, 5.25% 1/1/26 (FSA Insured)	15,800	16,752
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Series R 97A:
0% 7/1/17	$ 7,045	$ 4,470
0% 7/1/19 (MBIA Insured)	9,100	5,259
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series A, 5.5% 10/1/12 (MBIA Insured)	5,455	5,845
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	1,000	1,056
Series A, 7% 7/1/08	310	327
Series B, 5.125% 7/1/13	14,600	15,041
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/11 (Escrowed to Maturity) (h)	1,350	1,131
5.4% 7/1/12	56,550	61,465
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,174
0% 7/1/10 (MBIA Insured)	2,800	2,427
		237,242
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	5,660	6,055
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	1,035	1,116
Evansville Cmnty. School District 5% 4/1/15 (FSA Insured)	2,200	2,390
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,590
5.5% 8/15/16	1,545	1,657
5.75% 8/15/30	14,250	15,343
6.25% 8/15/22	4,300	4,786
Series A, 5.375% 2/15/34	3,250	3,427
		36,364
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (h)	4,960	5,624
TOTAL MUNICIPAL BONDS (Cost $4,335,682)		4,502,279
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 3.83% (e)(f) (Cost $139)	138,900	$ 139
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $4,335,821)		4,502,418
NET OTHER ASSETS - 1.2%		56,842
NET ASSETS - 100%		$ 4,559,260
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,859,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,634
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Municipal Cash Central Fund	$ 4
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $4,332,494,000. Net unrealized appreciation aggregated $169,924,000, of which $172,814,000 related to appreciated investment securities and $2,890,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

September 30, 2006

1.807742.102

OFR-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 470,000	$ 503,643
Ohio - 97.5%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,024,720
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,409,163
Akron Ctfs. of Prtn. 5% 12/1/15	1,475,000	1,598,812
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,762,323
Avon Lake City School District 5% 12/1/14 (MBIA Insured)	1,205,000	1,311,739
Brookville Local School District 5.25% 12/1/20 (FSA Insured)	1,875,000	2,037,769
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,500,000	2,862,200
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA Insured)	1,820,000	1,988,714
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,649,829
Canal Winchester Local School District 5% 12/1/18 (MBIA Insured)	2,035,000	2,202,643
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,085,684
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,630,365
5.25% 12/1/17 (FSA Insured)	2,000,000	2,185,400
5.25% 12/1/18 (FGIC Insured) (a)	3,000,000	3,382,800
Cincinnati Gen. Oblig. 5.375% 12/1/20	2,000,000	2,136,660
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (c)	4,000,000	4,006,000
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,149,980
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08 (FSA Insured) (c)	1,500,000	1,534,590
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,423,476
5.25% 12/1/19 (FSA Insured)	1,045,000	1,141,182
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	5,010,387
Cleveland Pub. Pwr. Sys. Rev.:
Series A:
0% 11/15/10 (MBIA Insured)	1,435,000	1,221,214
0% 11/15/11 (MBIA Insured)	2,395,000	1,957,865
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Pub. Pwr. Sys. Rev.: - continued
0% 11/15/10 (MBIA Insured) (Escrowed to Maturity) (d)	$ 1,250,000	$ 1,073,263
0% 11/15/11 (MBIA Insured) (Escrowed to Maturity) (d)	290,000	239,700
Cleveland State Univ. Gen. Receipts Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,638,653
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,616,306
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	45,666
Series I:
5% 1/1/28 (FSA Insured)	25,000	25,561
5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (d)	25,000	25,693
Columbus City School District:
(School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured) (a)	5,000,000	5,448,650
5% 12/1/31 (FGIC Insured)	6,045,000	6,315,876
5.25% 12/1/25 (FSA Insured)	3,780,000	4,089,544
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/09 (MBIA Insured)	4,200,000	3,747,156
0% 10/1/11 (MBIA Insured)	2,400,000	1,981,080
0% 10/1/12 (MBIA Insured)	1,405,000	1,111,453
5% 12/1/19	3,000,000	3,301,230
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,400,469
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,200,380
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,473,580
Fairview Park City School District Gen. Oblig. 5% 12/1/33 (MBIA Insured)	4,350,000	4,587,249
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	3,750,000	3,967,163
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,279,320
Franklin County Hosp. Rev. 5.5% 5/1/13 (Pre-Refunded to 5/1/11 @ 101) (d)	1,130,000	1,231,384
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,615,521
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,118,620
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	775,000	687,061
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	$ 1,985,000	$ 2,133,696
5% 12/1/18 (FGIC Insured)	1,075,000	1,151,110
5% 12/1/19 (FGIC Insured)	2,190,000	2,339,073
5% 12/1/19 (FGIC Insured)	1,130,000	1,206,919
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (MBIA Insured)	1,070,000	1,161,314
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	2,001,802
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,804,001
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,937,437
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	4,750,000	4,997,095
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,071,530
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,074,410
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	3,051,070
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,422,671
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,494,556
Kings Local School District 5% 12/1/19 (MBIA Insured)	1,365,000	1,467,662
Lakewood City School District 5.25% 12/1/15 (FSA Insured)	1,000,000	1,104,540
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,044,480
5.5% 2/15/11	1,875,000	1,974,994
5.5% 2/15/12	1,000,000	1,064,760
Licking Heights Local School District:
(Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (MBIA Insured)	3,860,000	4,050,568
5.25% 12/1/23 (FGIC Insured)	2,660,000	2,884,637
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,257,710
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,246,400
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,126,980
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,276,188
Marysville Exempted Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,253,520
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Middletown City School District:
5% 12/1/17 (FGIC Insured)	$ 1,175,000	$ 1,251,211
5% 12/1/19 (FGIC Insured)	1,110,000	1,182,716
Milford Exempt Village School District 5.125% 12/1/30 (FSA Insured)	5,335,000	5,576,515
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,389,059
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	1,470,000	1,601,683
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,664,303
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,248,340
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,398,638
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,289,659
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/1/08 (AMBAC Insured) (b)	2,000,000	1,983,040
Series 2002 A, 4.2%, tender 1/2/07 (b)	3,000,000	3,000,000
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series A:
4.75% 10/1/17	1,000,000	1,025,770
5% 4/1/11 (FSA Insured)	1,425,000	1,507,664
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,081,830
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12	2,960,000	3,184,960
5% 4/1/17 (MBIA Insured)	2,485,000	2,640,437
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25% 10/1/12	2,940,000	3,085,118
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	2,053,283
0% 8/1/10	2,000,000	1,720,140
0% 8/1/14	1,375,000	997,810
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	5,980,000	6,486,865
(Mental Health Cap. Facilities Proj.):
Series IIA, 5.25% 6/1/17	2,670,000	2,868,114
Series IIB, 5.5% 6/1/15	2,265,000	2,428,850
Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,164,470
Series 2002 B, 5.25% 11/1/20	2,520,000	2,732,134
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
Series A, 5.5% 9/15/16	$ 11,060,000	$ 12,107,931
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21	2,000,000	2,176,180
6.5% 10/1/20	2,335,000	2,862,873
Series C, 5.125% 10/1/17	2,985,000	3,054,819
6.125% 10/1/15	2,000,000	2,338,080
6.25% 10/1/16	2,500,000	2,986,875
(Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,086,510
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,067,740
(Univ. of Dayton Proj.) 5% 12/1/17 (AMBAC Insured)	2,170,000	2,341,604
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,302,990
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,774,746
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,337,280
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (b)(c)	3,000,000	3,012,360
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,298,500
Series B, 5.25% 6/1/16	5,000,000	5,444,200
Ohio Tpk. Commission Tpk. Rev. 5.5% 2/15/26	3,700,000	3,926,107
Ohio Univ. Gen. Receipts Athens:
Subseries B, 5% 12/1/31 (FSA Insured)	1,490,000	1,585,122
5% 12/1/18 (MBIA Insured)	1,980,000	2,113,432
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	2,945,255
5.25% 12/1/18	2,610,000	2,956,556
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,771,286
5% 12/1/34	5,250,000	5,497,800
5.25% 12/1/15	2,200,000	2,433,244
5.5% 6/1/17	3,960,000	4,534,042
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,896,451
5.5% 12/1/18 (AMBAC Insured)	240,000	240,151
5% 12/1/17	3,765,000	4,054,792
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,412,431
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
5.25% 12/1/13 (MBIA Insured)	$ 1,305,000	$ 1,428,544
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,373,750
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,388,923
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,309,304
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,299,745
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (c)	6,350,000	6,479,731
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
5% 6/1/18	2,000,000	2,147,080
5.25% 6/1/19	5,000,000	5,663,700
5.25% 12/1/19	1,975,000	2,245,101
Olentangy Local School District:
(School Facilities Construction & Impt. Proj.) Series A:
5.25% 12/1/17 (Pre-Refunded to 12/1/12 @ 100) (d)	1,335,000	1,456,405
5.5% 12/1/15 (FGIC Insured)	1,055,000	1,187,624
5% 12/1/30 (FSA Insured)	5,345,000	5,690,822
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (FSA Insured)	1,000,000	1,085,430
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,907,632
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,107,403
Pickerington Local School District 5.25% 12/1/20 (Pre-Refunded to 12/1/11 @ 100) (d)	5,000,000	5,394,750
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,082,565
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	545,080
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (d)	1,000,000	1,114,220
6.375% 11/15/30	330,000	359,099
6.375% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (d)	670,000	746,527
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,103,890
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,273,091
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,062,520
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,530,936
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Springboro Cmnty. City School District 5.25% 12/1/21 (MBIA Insured)	$ 3,440,000	$ 3,737,594
Sugarcreek Local School District 5.25% 12/1/22 (MBIA Insured)	1,800,000	1,942,254
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,794,251
5.25% 12/1/21	1,740,000	1,894,460
Swanton Local School District 5.25% 12/1/21 (Pre-Refunded to 12/1/11 @ 101) (d)	3,415,000	3,713,095
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,224,120
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,191,585
5% 11/15/30 (MBIA Insured)	3,500,000	3,696,490
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,481,643
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,122,612
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,411,613
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,069,930
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,547,306
5% 6/1/19 (AMBAC Insured)	1,520,000	1,623,466
Warren County Gen. Oblig.:
6.1% 12/1/12	500,000	535,015
6.65% 12/1/11	330,000	353,714
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,000,000	1,048,960
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,477,066
5% 5/1/18 (MBIA Insured)	1,440,000	1,541,030
5% 5/1/19 (MBIA Insured)	1,515,000	1,619,247
		407,664,505
Puerto Rico - 2.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,121,690
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/22 (FSA Insured)	1,500,000	1,762,770
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	3,615,000	3,884,245
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	$ 800,000	$ 848,728
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,488,409
Puerto Rico Pub. Bldg. Auth. Rev. Series G, 5.25% 7/1/13	1,000,000	1,064,550
		10,170,392
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	515,390
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $406,265,829)	418,853,930
NET OTHER ASSETS - (0.1)%	(527,359)
NET ASSETS - 100%	$ 418,326,571
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $406,242,976. Net unrealized appreciation aggregated $12,610,954, of which $13,059,300 related to appreciated investment securities and $448,346 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

September 30, 2006

1.807743.102

PFL-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 325,000	$ 348,264
New Jersey/Pennsylvania - 1.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (d)	1,000,000	1,093,550
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,171,960
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	751,366
		4,016,876
Pennsylvania - 96.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series A1:
5.75% 1/1/07 (MBIA Insured) (c)	1,500,000	1,507,425
5.75% 1/1/08 (MBIA Insured) (c)	1,000,000	1,025,690
5.75% 1/1/11 (MBIA Insured) (c)	2,000,000	2,142,420
5.75% 1/1/12 (MBIA Insured) (c)	3,000,000	3,245,850
5.75% 1/1/14 (MBIA Insured) (c)	3,000,000	3,305,250
5.75% 1/1/09 (MBIA Insured) (c)	3,000,000	3,122,400
Allegheny County Gen. Oblig. Series C55, 5.375% 11/1/15 (MBIA Insured)	3,535,000	3,850,004
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	1,700,000	1,775,310
5.25% 3/1/32	2,000,000	2,105,520
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	436,612
Allegheny County Hosp. Dev. Auth. Rev.:
(Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,023,470
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,636,825
5.55% 4/1/12 (MBIA Insured)	2,845,000	2,926,566
(Jefferson Reg'l. Med. Ctr. Proj.) Series B:
4% 5/1/07	685,000	685,253
4.05% 5/1/08	1,425,000	1,429,061
5% 5/1/09	1,475,000	1,512,155
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (b)	3,000,000	2,979,270
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	1,765,896
5.5% 12/1/30 (MBIA Insured)	305,000	326,493
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County San. Auth. Swr. Rev.: - continued
5.5% 12/1/30 (Pre-Refunded to 12/1/10 @ 101) (d)	$ 1,695,000	$ 1,830,142
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	1,500,000	1,732,050
6% 3/1/31 (FSA Insured)	1,975,000	2,278,992
Bristol Borough School District:
5.25% 3/1/25 (FSA Insured)	2,400,000	2,620,992
5.25% 3/1/31 (FSA Insured)	5,495,000	5,936,853
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (c)	1,870,000	1,986,277
Butler Area School District 0% 11/15/19 (Pre-Refunded to 11/15/07 @ 50.177) (d)	5,650,000	2,725,504
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,666,837
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,745,150
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (d)	5,000,000	6,468,200
Central York School District 5.5% 6/1/16 (Pre-Refunded to 6/1/12 @ 100) (d)	2,000,000	2,193,940
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	600,000	612,936
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,495,965
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (Pre-Refunded to 11/1/10 @ 100) (d)	4,200,000	4,509,708
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,388,900
6% 11/15/30	3,620,000	3,947,176
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (c)	2,500,000	2,662,250
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,330,319
Easton Area School District Series 2006, 7.5% 4/1/22 (FSA Insured) (a)	2,700,000	3,457,512
Erie County Gen. Oblig. Series 2005 A, 5.5% 9/1/21 (FGIC Insured)	1,770,000	2,061,554
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,805,257
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	$ 1,115,000	$ 1,214,246
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	1,310,000	1,424,140
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	2,000,000	1,978,160
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,503,849
6% 6/1/16 (AMBAC Insured)	1,000,000	1,162,350
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,027,500
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,153,242
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (d)	1,000,000	861,270
Owen J. Roberts School District 5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (d)	1,525,000	1,677,714
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,360,556
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,580,269
6.375% 11/1/41 (c)	1,300,000	1,415,947
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (b)(c)	2,500,000	2,509,100
Pennsylvania Gen. Oblig.:
First Series:
5% 7/1/19	2,500,000	2,696,150
5.25% 2/1/14	125,000	134,656
5.25% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (d)	1,250,000	1,349,700
Second Series:
5.25% 6/1/15 (FSA Insured)	3,350,000	3,691,030
5.75% 10/1/16 (Pre-Refunded to 10/1/09 @ 101) (d)	475,000	509,105
5.375% 7/1/17	5,000,000	5,665,350
5.375% 7/1/17 (FSA Insured)	2,000,000	2,275,580
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series A:
5% 5/1/16 (MBIA Insured)	$ 1,135,000	$ 1,232,985
5% 5/1/18 (MBIA Insured)	1,220,000	1,315,136
6% 5/1/24 (Pre-Refunded to 5/1/09 @ 100) (d)	4,075,000	4,316,444
6% 5/1/29 (Pre-Refunded to 5/1/09 @ 100) (d)	3,470,000	3,675,598
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,683,025
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,110,270
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,231,180
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,047,430
5.25% 8/1/11 (FSA Insured)	1,000,000	1,054,320
Series 2001 A:
6% 1/15/22	400,000	438,340
6% 1/15/31	1,000,000	1,093,770
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	532,050
Pennsylvania Hsg. Fin. Agcy. Series 54A, 5.375% 10/1/28 (c)	225,000	226,316
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,190,776
7% 1/1/07 (AMBAC Insured)	1,000,000	1,008,160
Pennsylvania Pub. School Bldg. Auth. School Rev.:
(Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	523,640
(Philadelphia School District Proj.) 5% 6/1/33 (FSA Insured)	3,085,000	3,210,529
Pennsylvania State Univ.:
5% 9/1/29	1,550,000	1,642,489
5% 9/1/35	4,485,000	4,721,943
Pennsylvania Tpk. Commission Tpk. Rev.:
Series A, 5% 12/1/26 (AMBAC Insured)	2,000,000	2,138,960
Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,190,000
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (c)	2,000,000	2,090,060
5.375% 6/15/11 (FGIC Insured) (c)	3,770,000	3,937,840
6% 6/15/08 (FGIC Insured) (c)	3,000,000	3,116,820
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	$ 1,000,000	$ 1,022,700
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/17 (FSA Insured)	2,290,000	2,472,124
Series A1, 5.25% 9/1/18 (Assured Guaranty Ltd. Insured)	3,340,000	3,604,094
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,610,696
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,028,620
5.5% 5/15/08	1,000,000	1,029,170
Philadelphia Hosp. & Higher Ed. Facilities Auth. Hosp. Rev. (Jeanes Hosp. Proj.) 5.875% 7/1/17 (Pre-Refunded to 7/1/07 @ 102) (d)	340,000	352,543
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	839,600
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,143,160
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	1,048,080
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (Pre-Refunded to 2/1/12 @ 100) (d)	3,565,000	3,892,196
Series 2004 D, 5.25% 6/1/34 (FGIC Insured)	2,785,000	2,980,312
Series 2005 D:
5.5% 6/1/16 (FSA Insured)	2,030,000	2,287,465
5.5% 6/1/17 (FSA Insured)	2,125,000	2,407,179
Series B, 5.625% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (d)	1,510,000	1,670,136
Series D, 5.125% 6/1/34 (FGIC Insured)	1,800,000	1,909,188
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,935,466
Series A:
5% 11/1/31 (FGIC Insured)	1,075,000	1,116,570
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,260,850
6.25% 8/1/10 (MBIA Insured)	1,480,000	1,619,993
Pittsburgh Gen. Oblig.:
Series 2003 A, 5.75% 9/1/22 (Pre-Refunded to 9/1/09 @ 100) (d)	800,000	848,880
Series A:
5% 9/1/11 (MBIA Insured)	5,020,000	5,312,616
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Gen. Oblig.: - continued
Series A:
5.5% 9/1/16 (AMBAC Insured)	$ 2,565,000	$ 2,781,486
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (d)	2,435,000	2,661,699
Series B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,209,400
5.25% 9/1/16 (FSA Insured)	3,000,000	3,327,510
Pittsburgh School District:
Series A, 5% 9/1/08 (MBIA Insured)	3,080,000	3,163,899
Series C, 0% 8/1/08 (AMBAC Insured)	2,000,000	1,873,580
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,388,995
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,505,680
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	856,850
5.375% 4/1/17 (FSA Insured)	830,000	896,375
5.375% 4/1/18 (FSA Insured)	875,000	944,073
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,019,297
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,995,688
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	3,037,706
0% 8/1/16 (Escrowed to Maturity) (d)	2,955,000	2,004,377
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (b)(c)	2,700,000	2,761,938
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,888,950
0% 8/15/20 (FGIC Insured)	2,500,000	1,374,825
Series C, 0% 8/15/17 (Escrowed to Maturity) (d)	2,500,000	1,610,325
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,539,410
York County School of Technology Auth. Lease Rev.:
5.375% 2/15/18 (FGIC Insured)	1,000,000	1,087,650
5.5% 2/15/23 (FGIC Insured)	1,070,000	1,168,130
		298,665,460
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	400,000	448,676
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	$ 1,000,000	$ 1,096,690
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	547,715
Puerto Rico Govt. Dev. Bank 5% 12/1/10	1,500,000	1,565,040
		3,658,121
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $296,049,277)	306,688,721
NET OTHER ASSETS - 0.9%	2,877,714
NET ASSETS - 100%	$ 309,566,435
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $295,971,183. Net unrealized appreciation aggregated $10,717,538, of which $10,989,631 related to appreciated investment securities and $272,093 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Intermediate
Municipal Income Fund

September 30, 2006

1.807744.102

STM-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
Alabama - 3.3%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,128
Daphne Spl. Care Facilities Fing. Auth. Rev. Series A, 0% 8/15/28 (Pre-Refunded to 8/15/08 @ 100) (d)	10,000	9,350
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,504
5% 11/15/11	1,000	1,046
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (c)	1,750	1,776
5.25% 10/1/08 (MBIA Insured) (c)	2,900	2,990
5.75% 10/1/09 (MBIA Insured) (c)	4,000	4,209
Jefferson County Ltd. Oblig. School Warrants Series A, 5% 1/1/07	2,210	2,216
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (d)	5,010	5,303
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)	13,520	14,072
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)	3,900	4,234
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)	2,060	2,206
Mobile County Gen. Oblig. 5% 2/1/08 (MBIA Insured)	1,475	1,503
		51,537
Alaska - 0.7%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (c)	3,285	3,507
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (d)	2,500	2,712
North Slope Borough Gen. Oblig. Series B, 0% 6/30/08 (MBIA Insured)	4,240	3,984
		10,203
Arizona - 1.6%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,628
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,160
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,242
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	7,060	7,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (American Cap. Access Corp. Insured)	$ 660	$ 666
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,585
		24,812
California - 6.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,509
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/13	2,400	2,626
Series A:
5.25% 1/1/11	6,500	6,931
5.25% 7/1/13 (MBIA Insured)	2,900	3,184
California Gen. Oblig.:
5% 2/1/09	1,640	1,694
5% 2/1/10	2,000	2,089
5% 2/1/11	2,525	2,664
5.125% 9/1/12	1,000	1,052
5.25% 9/1/10	18,550	19,684
5.25% 2/1/11	6,775	7,216
5.5% 3/1/11 (FGIC Insured)	3,210	3,469
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,802
5.75% 10/1/08	1,085	1,133
6.4% 9/1/08	3,075	3,243
6.5% 9/1/10	1,760	1,944
8% 11/1/07 (FGIC Insured)	4,670	4,792
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,047
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2004 A, 5% 6/1/08	6,000	6,139
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	1,400	1,397
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (b)	1,400	1,396
Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,940
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/08 (AMBAC Insured)	2,080	2,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	$ 3,600	$ 2,957
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (e)	8,955	9,121
		104,171
Colorado - 0.3%
Denver City & County Arpt. Rev. Series E, 5% 11/15/08 (XL Cap. Assurance, Inc. Insured) (c)	5,000	5,136
Connecticut - 0.7%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,000	5,351
Series 2002 C, 5% 12/15/08	1,930	1,990
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,279
4.5% 7/1/08 (MBIA Insured)	1,045	1,061
5% 7/1/09 (MBIA Insured)	1,000	1,036
		10,717
District Of Columbia - 0.8%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08 (AMBAC Insured)	935	954
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,042
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,861
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,640
Metropolitan Washington Arpt. Auth. Sys. Rev. Series D, 4% 10/1/07 (FSA Insured) (c)	1,000	1,005
		12,502
Florida - 5.2%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,910
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series B, 6.375% 7/1/08	3,000	3,143
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/10	1,000	1,042
Series B, 5% 11/15/08	800	820
3.95%, tender 9/1/12 (b)	7,550	7,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.): - continued
5%, tender 11/16/09 (b)	$ 4,700	$ 4,854
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	10,987
4.25%, tender 8/1/07 (b)(c)	6,000	6,005
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (c)	1,000	1,040
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,175
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/08 (AMBAC Insured)	2,825	2,885
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,579
Orange County School Board Ctfs. of Prtn. Series A, 5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (d)	3,815	3,909
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,269
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (d)	7,020	7,681
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	9,000	9,551
5.5% 12/1/11 (FGIC Insured)	3,470	3,783
Seminole County School Board Ctfs. of Prtn. Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,270
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of Florida, Inc. (b)	2,000	1,966
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	1,000	978
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,625	1,664
		82,033
Georgia - 0.6%
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	1,505	1,553
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	$ 2,250	$ 2,288
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,832
		8,673
Hawaii - 2.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (c)	3,850	4,401
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,288
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (d)	170	184
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	30,225
		38,098
Illinois - 10.0%
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,075
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,277
5% 1/1/11 (AMBAC Insured)	3,625	3,814
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,145	1,215
5.5% 1/1/08 (AMBAC Insured)	5,000	5,071
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,257
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,057
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,649
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	12,825	13,282
Chicago Tax Increment Rev. Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	9,249
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,785	5,053
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,097
DuPage Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (b)(c)	$ 2,200	$ 2,179
Hodgkins Tax Increment Rev.:
5% 1/1/07	1,000	1,003
5% 1/1/09	1,805	1,845
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,100	6,039
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,019
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,733
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (b)	3,250	3,280
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (b)	6,100	6,080
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (d)	2,640	2,849
Series B:
3.1%, tender 7/1/07 (b)(d)	5	5
3.1%, tender 7/1/07 (b)	3,895	3,881
Illinois Fin. Auth. Rev.:
(DePaul Univ. Proj.):
5% 10/1/06	1,115	1,115
5% 10/1/07	1,225	1,237
5% 10/1/08	1,000	1,023
Series A, 5% 10/1/11	1,165	1,225
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,578
First Series:
5.25% 4/1/08 (MBIA Insured)	1,035	1,061
5.375% 7/1/11 (MBIA Insured)	6,745	7,265
5.5% 8/1/10	1,415	1,510
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)	7,075	7,603
Series A, 5% 10/1/09	2,600	2,704
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d)	1,000	1,072
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	500	502
5% 5/15/08	700	710
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	$ 2,270	$ 2,467
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (d)	1,600	1,766
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (d)	5,000	5,453
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,491
Rosemont Gen. Oblig.:
Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,280
0% 12/1/07 (FGIC Insured)	625	600
Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,038
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,078
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,360	1,439
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,280	1,188
		156,741
Indiana - 3.8%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,054
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,785	1,936
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (d)	1,885	2,044
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,826
5.25% 7/10/11 (FSA Insured)	2,295	2,457
5.25% 1/10/12 (FSA Insured)	1,355	1,458
5% 1/15/10 (FSA Insured)	1,835	1,915
5% 1/15/11 (FSA Insured)	1,910	2,014
5% 1/15/12 (FSA Insured)	1,990	2,118
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,855	2,012
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F, 5.5% 11/15/06	1,000	1,002
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,486
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I, 5% 1/1/08 (MBIA Insured) (c)	$ 1,550	$ 1,575
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,087
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,458
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,060
5.25% 7/15/11 (MBIA Insured)	1,020	1,088
5.25% 1/15/12 (MBIA Insured)	1,045	1,119
5.25% 7/15/12 (MBIA Insured)	1,075	1,158
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,605	1,741
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,695	1,838
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,716
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,054
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	1,600	1,633
4.9%, tender 6/1/07 (b)	4,005	4,022
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	9,853
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,131
5.25% 7/15/11 (MBIA Insured)	1,125	1,202
5.25% 1/15/12 (MBIA Insured)	1,150	1,235
		59,292
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (b)	2,400	2,424
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	572
5.25% 11/15/12	680	724
		3,720
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (c)	$ 1,185	$ 1,218
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/09 (AMBAC Insured)	2,000	1,836
		3,054
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,063
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,060	2,194
Louisiana Military Dept. 5% 8/1/10	1,530	1,586
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (b)	2,700	2,713
		7,556
Maryland - 0.1%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,622
Massachusetts - 3.7%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,413
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C, 5.875% 8/1/08	1,630	1,678
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,228
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	2,775	2,892
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (d)	2,570	2,734
Series 2000 A, 6% 2/1/10	2,500	2,685
Series 2001 A, 5.5% 1/1/11	5,000	5,364
Series 2003 A, 5.375% 8/1/08	5,200	5,369
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,211
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (d)	2,055	2,098
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	2,495	2,705
5.5% 11/1/10 (FSA Insured)	10,000	10,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. (Berkshire Health Sys., Inc. Proj.) Series F, 5% 10/1/08	$ 2,720	$ 2,793
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (c)	1,000	1,058
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (d)	5,000	5,426
		57,388
Michigan - 3.2%
Chippewa Valley Schools 5% 5/1/08	1,260	1,288
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,296
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,430
5% 4/1/08 (MBIA Insured)	14,545	14,855
5% 4/1/09 (MBIA Insured)	10,620	10,982
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (d)	2,000	2,149
Greater Detroit Resource Recovery Auth. Rev. Series A, 6.25% 12/13/07 (AMBAC Insured)	4,000	4,124
Hazel Park School District 5% 5/1/08	1,275	1,304
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (d)	8,000	3,082
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,059
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,275
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,285
		50,129
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,234
5.25% 12/1/10	500	524
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	625	627
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	994
		3,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (b)(c)	$ 1,100	$ 1,104
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (c)	1,190	1,218
Mississippi Hosp. Equip. & Facilities Auth. (South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,285
		3,607
Missouri - 0.7%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (b)	6,600	6,646
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,485
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,954
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (d)	1,050	1,160
		11,245
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (b)	4,000	4,104
Nevada - 3.0%
Clark County Arpt. Rev.:
Series B1, 5% 7/1/08 (c)	9,000	9,180
Series C:
5% 7/1/08 (AMBAC Insured) (c)	2,215	2,266
5% 7/1/09 (AMBAC Insured) (c)	2,700	2,781
5% 7/1/10 (AMBAC Insured) (c)	1,225	1,274
5% 7/1/11 (AMBAC Insured) (c)	1,790	1,878
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,420
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	1,600	1,721
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,128
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,399
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,394
Henderson Health Care Facility Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,123
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Lyon Co. School District Gen. Oblig. 5% 6/1/09	$ 695	$ 719
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,527
		46,810
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(c)	2,500	2,468
New Jersey - 6.2%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,280
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	936
5% 1/1/09 (AMBAC Insured)	1,000	1,030
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,284
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,311
6.375% 11/1/11 (MBIA Insured)	7,470	8,420
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,564
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (d)	3,215	3,431
6% 1/1/11 (MBIA Insured)	17,180	18,830
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,838
6.5% 6/15/11 (MBIA Insured)	5,000	5,614
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,824
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,025
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	7,000	7,472
Tobacco Settlement Fing. Corp. 4.375% 6/1/19	4,065	4,063
		96,922
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,346
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (b)	1,900	1,886
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 16.2%
Erie County Tobacco Asset Securitization Corp. Series A, 6.25% 7/15/40 (Pre-Refunded to 7/15/10 @ 101) (d)	$ 8,800	$ 9,697
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,250
5% 1/1/12	1,175	1,245
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A, 5.375% 7/1/09 (Escrowed to Maturity) (d)	3,635	3,814
Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,102
5% 11/15/11	2,750	2,911
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,685
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,460
Series 2000 A, 6.5% 5/15/11	370	408
Series 2002 G, 5.5% 8/1/10	2,720	2,897
Series 2003 F, 5.5% 12/15/11	4,305	4,670
Series 2004 G, 5% 8/1/09	8,000	8,291
Series 2005 C, 5% 8/1/12	19,770	21,105
Series 2005 D, 5% 8/1/12	4,925	5,257
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,585
Series 2005 K:
5% 8/1/11	7,120	7,528
5% 8/1/12	4,360	4,654
Series 2005 O, 5% 6/1/12	7,500	7,993
Series A, 5.25% 11/1/14 (MBIA Insured)	600	650
Series B, 5.75% 8/1/14	1,000	1,107
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,073
Subseries 2005 F1, 5% 9/1/15	3,560	3,855
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (c)	1,700	1,704
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (d)	5,900	6,546
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,094
Series A:
5.75% 7/1/13	3,500	3,805
5.75% 7/1/13 (AMBAC Insured)	1,000	1,090
Series C, 7.5% 7/1/10	2,565	2,761
Series B, 5.25%, tender 5/15/12 (b)	13,000	13,972
New York State Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,304
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Transitional Fin. Auth. Rev.:
Series 2003 E:
4.5% 2/1/08 (Escrowed to Maturity) (d)	$ 1,500	$ 1,520
5% 2/1/09	2,035	2,103
Series A:
5.5% 11/1/26 (a)	3,500	3,789
6% 11/1/28 (a)	44,300	48,929
Series B, 5.25% 2/1/29 (a)	3,100	3,290
Series E, 4.5% 2/1/07	245	246
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,921
Series A1:
5% 6/1/10	1,875	1,954
5.25% 6/1/12	5,000	5,005
5.25% 6/1/13	17,500	17,980
5.5% 6/1/14	2,700	2,827
Series C1:
5.5% 6/1/15	700	742
5.5% 6/1/17	3,400	3,650
TSASC, Inc. Rev. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (d)	6,755	7,274
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (d)	1,200	1,289
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (d)	2,490	2,675
6% 7/15/20 (Pre-Refunded to 7/15/09 @ 101) (d)	2,280	2,449
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (d)	2,310	2,481
		254,637
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	1,200	1,234
127th Series, 5% 12/15/08 (AMBAC Insured) (c)	3,510	3,613
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (c)	4,100	4,705
		9,552
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	4,975
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	600	625
Series A, 5.5% 1/1/10	3,000	3,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series B, 7.25% 1/1/07	$ 9,375	$ 9,450
Series C, 5% 1/1/08	1,190	1,206
Series D, 5.375% 1/1/10	3,715	3,877
		23,275
Ohio - 1.6%
Akron Ctfs. of Prtn. 5% 12/1/07	2,350	2,384
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,064
0% 11/15/09 (MBIA Insured) (Escrowed to Maturity) (d)	1,050	938
Franklin County Rev. (Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,970
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,428
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.2%, tender 1/2/07 (b)	1,000	1,000
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	1,997
Series 2003 D, 2.45%, tender 9/14/07 (b)	12,300	12,144
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,100
		25,025
Oklahoma - 0.4%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (d)	1,000	822
Tulsa County Indl. Auth. Cap. Impts. Rev. Series B, 5.25% 1/1/09 (FSA Insured)	5,245	5,434
		6,256
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,271
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	622
5% 5/1/11 (FSA Insured)	1,000	1,059
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,295
		8,247
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (c)	$ 1,300	$ 1,407
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (b)	4,500	4,469
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,648
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	10,000	9,891
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (b)(c)	2,100	2,108
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/08	2,000	2,048
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,830
Series B, 5.25% 9/1/08	5,860	6,043
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,914
Philadelphia Gas Works Rev. (1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	7,410	7,578
Philadelphia Muni. Auth. Rev.:
Series A, 5% 5/15/08 (FSA Insured)	5,000	5,114
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,643
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,579
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,281
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,654
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (d)	2,355	1,893
		56,100
Puerto Rico - 0.7%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,079
Puerto Rico Govt. Dev. Bank 5% 12/1/10	8,000	8,347
Puerto Rico Pub. Bldg. Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (b)	1,000	1,002
		11,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.3%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance Ltd. Insured)	$ 1,000	$ 1,004
5% 6/1/09 (Radian Asset Assurance Ltd. Insured)	1,315	1,354
5% 6/1/10 (Radian Asset Assurance Ltd. Insured)	1,180	1,225
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.) 5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,735
		5,318
South Carolina - 1.2%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/07	1,700	1,717
5% 8/15/08	1,690	1,717
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,520
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,525
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	571
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,450
Rock Hill Util. Sys. Rev. Series 2003 A, 5% 1/1/09 (FSA Insured)	1,945	2,007
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,130
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,200
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,036
		18,873
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	7,500	7,773
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,200
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,096
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4.5% 9/1/08 (MBIA Insured)	1,620	1,648
4.5% 9/1/09 (MBIA Insured)	1,685	1,727
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Series A, 5.25% 10/15/09	$ 3,795	$ 3,977
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,245
		20,666
Texas - 12.1%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,567
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,567
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,536
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,712
5% 6/15/10 (FSA Insured)	1,000	1,049
Birdville Independent School District 5% 2/15/10	1,300	1,358
Brownsville Independent School District 5% 8/15/11	1,430	1,518
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,620
College Station Independent School District 5% 2/15/10	1,000	1,045
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,856
Cypress-Fairbanks Independent School District 5% 2/15/08	2,000	2,038
Dallas Independent School District Series 2005, 5.25% 8/15/08	2,000	2,061
Del Valle Independent School District 5.5% 2/1/09	1,205	1,257
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,257
El Paso Wtr. & Swr. Rev. 5% 3/1/08 (AMBAC Insured)	2,770	2,826
Fort Bend Independent School District 5%, tender 8/15/09 (b)	5,000	5,174
Fort Worth Independent School District 5% 2/15/12	1,500	1,598
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,787
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,860
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,232
5.25% 4/15/12 (FSA Insured)	2,000	2,158
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,995
5.25% 11/15/11 (FSA Insured)	4,430	4,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Katy Independent School District Series A, 5.25% 2/15/12	$ 2,000	$ 2,155
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (d)	3,000	2,763
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)	5,000	5,313
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,602
5% 2/15/09 (MBIA Insured)	1,615	1,668
5% 2/15/10 (MBIA Insured)	1,845	1,928
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (d)	4,800	5,254
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,442
Mesquite Independent School District 3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (b)	2,500	2,500
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (b)	1,300	1,360
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (d)	3,600	3,978
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,061
5%, tender 7/1/08 (b)(d)	45	46
5%, tender 7/1/08 (FSA Insured) (b)	2,605	2,669
Rockwall Independent School District:
5% 2/15/08	3,825	3,899
5% 2/15/09	4,690	4,843
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (b)	1,000	1,054
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,706
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (d)	5,000	5,331
Series B, 0% 2/1/09 (Escrowed to Maturity) (d)	2,500	2,296
3.55%, tender 12/1/07 (b)	6,700	6,697
5.25% 2/1/08	1,000	1,022
San Antonio Independent School District 7% 8/15/08	5,000	5,309
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,663
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Socorro Independent School District 5% 8/15/09	$ 2,070	$ 2,150
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	2,987
Spring Independent School District 5% 2/15/08	1,875	1,911
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,085
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,258
Series C:
0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,938
0% 4/1/09 (Escrowed to Maturity) (d)	2,320	2,117
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,102
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,318
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,448
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5% 7/1/07	1,000	1,006
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,173
Series B:
5% 8/15/09	11,255	11,686
5.25% 8/15/11	5,025	5,387
Webb County Gen. Oblig. 5% 2/15/08 (FGIC Insured)	1,170	1,193
Wichita Falls Independent School District 0% 2/1/10	2,325	2,047
Ysleta Independent School District 0% 8/15/09	4,065	3,648
		189,911
Utah - 1.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,114
0% 10/1/12 (AMBAC Insured)	3,800	2,985
0% 10/1/13 (AMBAC Insured)	3,760	2,827
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,802
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	9,450	10,062
		20,790
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (b)(c)	1,600	1,590
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - 1.7%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	$ 1,190	$ 1,260
Clark County Pub. Util. District #1 Elec. Rev.:
Series B, 5.25% 1/1/09 (FSA Insured)	1,595	1,652
5% 1/1/11 (MBIA Insured)	1,680	1,770
5.25% 1/1/11 (FSA Insured)	1,935	2,057
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,840
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (d)	1,155	1,243
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (c)	3,640	3,989
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,025
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,083
5% 6/1/10 (FSA Insured)	1,000	1,049
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,068
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,062
5.5% 7/1/11	3,500	3,718
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,106
		25,922
Wisconsin - 0.7%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,861
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,621
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	910
Series B, 6.25% 2/15/10	1,015	1,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	$ 1,765	$ 1,815
5% 8/15/10	1,870	1,929
		11,220
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,557,197)	1,551,961
NET OTHER ASSETS - 1.1%	16,743
NET ASSETS - 100%	$ 1,568,704
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,121,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,955
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,557,197,000. Net unrealized depreciation aggregated $5,236,000, of which $6,032,000 related to appreciated investment securities and $11,268,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2006

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.807761.102

ASTM-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
Alabama - 3.3%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,128
Daphne Spl. Care Facilities Fing. Auth. Rev. Series A, 0% 8/15/28 (Pre-Refunded to 8/15/08 @ 100) (d)	10,000	9,350
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,504
5% 11/15/11	1,000	1,046
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (c)	1,750	1,776
5.25% 10/1/08 (MBIA Insured) (c)	2,900	2,990
5.75% 10/1/09 (MBIA Insured) (c)	4,000	4,209
Jefferson County Ltd. Oblig. School Warrants Series A, 5% 1/1/07	2,210	2,216
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (d)	5,010	5,303
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)	13,520	14,072
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)	3,900	4,234
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)	2,060	2,206
Mobile County Gen. Oblig. 5% 2/1/08 (MBIA Insured)	1,475	1,503
		51,537
Alaska - 0.7%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (c)	3,285	3,507
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (d)	2,500	2,712
North Slope Borough Gen. Oblig. Series B, 0% 6/30/08 (MBIA Insured)	4,240	3,984
		10,203
Arizona - 1.6%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,628
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,160
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,242
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	7,060	7,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (American Cap. Access Corp. Insured)	$ 660	$ 666
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,585
		24,812
California - 6.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,509
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/13	2,400	2,626
Series A:
5.25% 1/1/11	6,500	6,931
5.25% 7/1/13 (MBIA Insured)	2,900	3,184
California Gen. Oblig.:
5% 2/1/09	1,640	1,694
5% 2/1/10	2,000	2,089
5% 2/1/11	2,525	2,664
5.125% 9/1/12	1,000	1,052
5.25% 9/1/10	18,550	19,684
5.25% 2/1/11	6,775	7,216
5.5% 3/1/11 (FGIC Insured)	3,210	3,469
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,802
5.75% 10/1/08	1,085	1,133
6.4% 9/1/08	3,075	3,243
6.5% 9/1/10	1,760	1,944
8% 11/1/07 (FGIC Insured)	4,670	4,792
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,047
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2004 A, 5% 6/1/08	6,000	6,139
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	1,400	1,397
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (b)	1,400	1,396
Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,940
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/08 (AMBAC Insured)	2,080	2,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	$ 3,600	$ 2,957
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (e)	8,955	9,121
		104,171
Colorado - 0.3%
Denver City & County Arpt. Rev. Series E, 5% 11/15/08 (XL Cap. Assurance, Inc. Insured) (c)	5,000	5,136
Connecticut - 0.7%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,000	5,351
Series 2002 C, 5% 12/15/08	1,930	1,990
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,279
4.5% 7/1/08 (MBIA Insured)	1,045	1,061
5% 7/1/09 (MBIA Insured)	1,000	1,036
		10,717
District Of Columbia - 0.8%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08 (AMBAC Insured)	935	954
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,042
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,861
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,640
Metropolitan Washington Arpt. Auth. Sys. Rev. Series D, 4% 10/1/07 (FSA Insured) (c)	1,000	1,005
		12,502
Florida - 5.2%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,910
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series B, 6.375% 7/1/08	3,000	3,143
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/10	1,000	1,042
Series B, 5% 11/15/08	800	820
3.95%, tender 9/1/12 (b)	7,550	7,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.): - continued
5%, tender 11/16/09 (b)	$ 4,700	$ 4,854
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	10,987
4.25%, tender 8/1/07 (b)(c)	6,000	6,005
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (c)	1,000	1,040
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,175
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/08 (AMBAC Insured)	2,825	2,885
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,579
Orange County School Board Ctfs. of Prtn. Series A, 5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (d)	3,815	3,909
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,269
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (d)	7,020	7,681
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	9,000	9,551
5.5% 12/1/11 (FGIC Insured)	3,470	3,783
Seminole County School Board Ctfs. of Prtn. Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,270
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of Florida, Inc. (b)	2,000	1,966
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	1,000	978
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,625	1,664
		82,033
Georgia - 0.6%
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	1,505	1,553
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	$ 2,250	$ 2,288
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,832
		8,673
Hawaii - 2.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (c)	3,850	4,401
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,288
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (d)	170	184
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	30,225
		38,098
Illinois - 10.0%
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,075
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,277
5% 1/1/11 (AMBAC Insured)	3,625	3,814
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,145	1,215
5.5% 1/1/08 (AMBAC Insured)	5,000	5,071
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,257
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,057
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,649
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	12,825	13,282
Chicago Tax Increment Rev. Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	9,249
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,785	5,053
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,097
DuPage Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (b)(c)	$ 2,200	$ 2,179
Hodgkins Tax Increment Rev.:
5% 1/1/07	1,000	1,003
5% 1/1/09	1,805	1,845
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,100	6,039
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,019
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,733
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (b)	3,250	3,280
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (b)	6,100	6,080
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (d)	2,640	2,849
Series B:
3.1%, tender 7/1/07 (b)(d)	5	5
3.1%, tender 7/1/07 (b)	3,895	3,881
Illinois Fin. Auth. Rev.:
(DePaul Univ. Proj.):
5% 10/1/06	1,115	1,115
5% 10/1/07	1,225	1,237
5% 10/1/08	1,000	1,023
Series A, 5% 10/1/11	1,165	1,225
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,578
First Series:
5.25% 4/1/08 (MBIA Insured)	1,035	1,061
5.375% 7/1/11 (MBIA Insured)	6,745	7,265
5.5% 8/1/10	1,415	1,510
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)	7,075	7,603
Series A, 5% 10/1/09	2,600	2,704
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d)	1,000	1,072
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	500	502
5% 5/15/08	700	710
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	$ 2,270	$ 2,467
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (d)	1,600	1,766
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (d)	5,000	5,453
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,491
Rosemont Gen. Oblig.:
Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,280
0% 12/1/07 (FGIC Insured)	625	600
Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,038
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,078
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,360	1,439
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,280	1,188
		156,741
Indiana - 3.8%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,054
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,785	1,936
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (d)	1,885	2,044
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,826
5.25% 7/10/11 (FSA Insured)	2,295	2,457
5.25% 1/10/12 (FSA Insured)	1,355	1,458
5% 1/15/10 (FSA Insured)	1,835	1,915
5% 1/15/11 (FSA Insured)	1,910	2,014
5% 1/15/12 (FSA Insured)	1,990	2,118
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,855	2,012
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F, 5.5% 11/15/06	1,000	1,002
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,486
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I, 5% 1/1/08 (MBIA Insured) (c)	$ 1,550	$ 1,575
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,087
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,458
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,060
5.25% 7/15/11 (MBIA Insured)	1,020	1,088
5.25% 1/15/12 (MBIA Insured)	1,045	1,119
5.25% 7/15/12 (MBIA Insured)	1,075	1,158
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,605	1,741
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,695	1,838
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,716
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,054
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	1,600	1,633
4.9%, tender 6/1/07 (b)	4,005	4,022
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	9,853
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,131
5.25% 7/15/11 (MBIA Insured)	1,125	1,202
5.25% 1/15/12 (MBIA Insured)	1,150	1,235
		59,292
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (b)	2,400	2,424
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	572
5.25% 11/15/12	680	724
		3,720
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (c)	$ 1,185	$ 1,218
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/09 (AMBAC Insured)	2,000	1,836
		3,054
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,063
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,060	2,194
Louisiana Military Dept. 5% 8/1/10	1,530	1,586
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (b)	2,700	2,713
		7,556
Maryland - 0.1%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,622
Massachusetts - 3.7%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,413
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C, 5.875% 8/1/08	1,630	1,678
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,228
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	2,775	2,892
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (d)	2,570	2,734
Series 2000 A, 6% 2/1/10	2,500	2,685
Series 2001 A, 5.5% 1/1/11	5,000	5,364
Series 2003 A, 5.375% 8/1/08	5,200	5,369
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,211
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (d)	2,055	2,098
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	2,495	2,705
5.5% 11/1/10 (FSA Insured)	10,000	10,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. (Berkshire Health Sys., Inc. Proj.) Series F, 5% 10/1/08	$ 2,720	$ 2,793
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (c)	1,000	1,058
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (d)	5,000	5,426
		57,388
Michigan - 3.2%
Chippewa Valley Schools 5% 5/1/08	1,260	1,288
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,296
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,430
5% 4/1/08 (MBIA Insured)	14,545	14,855
5% 4/1/09 (MBIA Insured)	10,620	10,982
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (d)	2,000	2,149
Greater Detroit Resource Recovery Auth. Rev. Series A, 6.25% 12/13/07 (AMBAC Insured)	4,000	4,124
Hazel Park School District 5% 5/1/08	1,275	1,304
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (d)	8,000	3,082
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,059
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,275
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,285
		50,129
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,234
5.25% 12/1/10	500	524
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	625	627
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	994
		3,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (b)(c)	$ 1,100	$ 1,104
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (c)	1,190	1,218
Mississippi Hosp. Equip. & Facilities Auth. (South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,285
		3,607
Missouri - 0.7%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (b)	6,600	6,646
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,485
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,954
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (d)	1,050	1,160
		11,245
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (b)	4,000	4,104
Nevada - 3.0%
Clark County Arpt. Rev.:
Series B1, 5% 7/1/08 (c)	9,000	9,180
Series C:
5% 7/1/08 (AMBAC Insured) (c)	2,215	2,266
5% 7/1/09 (AMBAC Insured) (c)	2,700	2,781
5% 7/1/10 (AMBAC Insured) (c)	1,225	1,274
5% 7/1/11 (AMBAC Insured) (c)	1,790	1,878
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,420
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	1,600	1,721
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,128
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,399
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,394
Henderson Health Care Facility Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,123
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Lyon Co. School District Gen. Oblig. 5% 6/1/09	$ 695	$ 719
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,527
		46,810
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(c)	2,500	2,468
New Jersey - 6.2%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,280
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	936
5% 1/1/09 (AMBAC Insured)	1,000	1,030
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,284
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,311
6.375% 11/1/11 (MBIA Insured)	7,470	8,420
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,564
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (d)	3,215	3,431
6% 1/1/11 (MBIA Insured)	17,180	18,830
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,838
6.5% 6/15/11 (MBIA Insured)	5,000	5,614
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,824
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,025
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	7,000	7,472
Tobacco Settlement Fing. Corp. 4.375% 6/1/19	4,065	4,063
		96,922
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,346
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (b)	1,900	1,886
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 16.2%
Erie County Tobacco Asset Securitization Corp. Series A, 6.25% 7/15/40 (Pre-Refunded to 7/15/10 @ 101) (d)	$ 8,800	$ 9,697
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,250
5% 1/1/12	1,175	1,245
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A, 5.375% 7/1/09 (Escrowed to Maturity) (d)	3,635	3,814
Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,102
5% 11/15/11	2,750	2,911
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,685
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,460
Series 2000 A, 6.5% 5/15/11	370	408
Series 2002 G, 5.5% 8/1/10	2,720	2,897
Series 2003 F, 5.5% 12/15/11	4,305	4,670
Series 2004 G, 5% 8/1/09	8,000	8,291
Series 2005 C, 5% 8/1/12	19,770	21,105
Series 2005 D, 5% 8/1/12	4,925	5,257
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,585
Series 2005 K:
5% 8/1/11	7,120	7,528
5% 8/1/12	4,360	4,654
Series 2005 O, 5% 6/1/12	7,500	7,993
Series A, 5.25% 11/1/14 (MBIA Insured)	600	650
Series B, 5.75% 8/1/14	1,000	1,107
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,073
Subseries 2005 F1, 5% 9/1/15	3,560	3,855
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (c)	1,700	1,704
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (d)	5,900	6,546
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,094
Series A:
5.75% 7/1/13	3,500	3,805
5.75% 7/1/13 (AMBAC Insured)	1,000	1,090
Series C, 7.5% 7/1/10	2,565	2,761
Series B, 5.25%, tender 5/15/12 (b)	13,000	13,972
New York State Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,304
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Transitional Fin. Auth. Rev.:
Series 2003 E:
4.5% 2/1/08 (Escrowed to Maturity) (d)	$ 1,500	$ 1,520
5% 2/1/09	2,035	2,103
Series A:
5.5% 11/1/26 (a)	3,500	3,789
6% 11/1/28 (a)	44,300	48,929
Series B, 5.25% 2/1/29 (a)	3,100	3,290
Series E, 4.5% 2/1/07	245	246
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,921
Series A1:
5% 6/1/10	1,875	1,954
5.25% 6/1/12	5,000	5,005
5.25% 6/1/13	17,500	17,980
5.5% 6/1/14	2,700	2,827
Series C1:
5.5% 6/1/15	700	742
5.5% 6/1/17	3,400	3,650
TSASC, Inc. Rev. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (d)	6,755	7,274
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (d)	1,200	1,289
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (d)	2,490	2,675
6% 7/15/20 (Pre-Refunded to 7/15/09 @ 101) (d)	2,280	2,449
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (d)	2,310	2,481
		254,637
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	1,200	1,234
127th Series, 5% 12/15/08 (AMBAC Insured) (c)	3,510	3,613
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (c)	4,100	4,705
		9,552
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	4,975
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	600	625
Series A, 5.5% 1/1/10	3,000	3,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series B, 7.25% 1/1/07	$ 9,375	$ 9,450
Series C, 5% 1/1/08	1,190	1,206
Series D, 5.375% 1/1/10	3,715	3,877
		23,275
Ohio - 1.6%
Akron Ctfs. of Prtn. 5% 12/1/07	2,350	2,384
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,064
0% 11/15/09 (MBIA Insured) (Escrowed to Maturity) (d)	1,050	938
Franklin County Rev. (Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,970
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,428
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.2%, tender 1/2/07 (b)	1,000	1,000
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	1,997
Series 2003 D, 2.45%, tender 9/14/07 (b)	12,300	12,144
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,100
		25,025
Oklahoma - 0.4%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (d)	1,000	822
Tulsa County Indl. Auth. Cap. Impts. Rev. Series B, 5.25% 1/1/09 (FSA Insured)	5,245	5,434
		6,256
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,271
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	622
5% 5/1/11 (FSA Insured)	1,000	1,059
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,295
		8,247
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (c)	$ 1,300	$ 1,407
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (b)	4,500	4,469
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,648
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	10,000	9,891
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (b)(c)	2,100	2,108
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/08	2,000	2,048
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,830
Series B, 5.25% 9/1/08	5,860	6,043
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,914
Philadelphia Gas Works Rev. (1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	7,410	7,578
Philadelphia Muni. Auth. Rev.:
Series A, 5% 5/15/08 (FSA Insured)	5,000	5,114
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,643
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,579
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,281
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,654
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (d)	2,355	1,893
		56,100
Puerto Rico - 0.7%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,079
Puerto Rico Govt. Dev. Bank 5% 12/1/10	8,000	8,347
Puerto Rico Pub. Bldg. Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (b)	1,000	1,002
		11,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.3%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance Ltd. Insured)	$ 1,000	$ 1,004
5% 6/1/09 (Radian Asset Assurance Ltd. Insured)	1,315	1,354
5% 6/1/10 (Radian Asset Assurance Ltd. Insured)	1,180	1,225
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.) 5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,735
		5,318
South Carolina - 1.2%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/07	1,700	1,717
5% 8/15/08	1,690	1,717
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,520
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,525
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	571
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,450
Rock Hill Util. Sys. Rev. Series 2003 A, 5% 1/1/09 (FSA Insured)	1,945	2,007
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,130
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,200
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,036
		18,873
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	7,500	7,773
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,200
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,096
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4.5% 9/1/08 (MBIA Insured)	1,620	1,648
4.5% 9/1/09 (MBIA Insured)	1,685	1,727
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Series A, 5.25% 10/15/09	$ 3,795	$ 3,977
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,245
		20,666
Texas - 12.1%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,567
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,567
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,536
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,712
5% 6/15/10 (FSA Insured)	1,000	1,049
Birdville Independent School District 5% 2/15/10	1,300	1,358
Brownsville Independent School District 5% 8/15/11	1,430	1,518
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,620
College Station Independent School District 5% 2/15/10	1,000	1,045
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,856
Cypress-Fairbanks Independent School District 5% 2/15/08	2,000	2,038
Dallas Independent School District Series 2005, 5.25% 8/15/08	2,000	2,061
Del Valle Independent School District 5.5% 2/1/09	1,205	1,257
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,257
El Paso Wtr. & Swr. Rev. 5% 3/1/08 (AMBAC Insured)	2,770	2,826
Fort Bend Independent School District 5%, tender 8/15/09 (b)	5,000	5,174
Fort Worth Independent School District 5% 2/15/12	1,500	1,598
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,787
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,860
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,232
5.25% 4/15/12 (FSA Insured)	2,000	2,158
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,995
5.25% 11/15/11 (FSA Insured)	4,430	4,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Katy Independent School District Series A, 5.25% 2/15/12	$ 2,000	$ 2,155
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (d)	3,000	2,763
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)	5,000	5,313
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,602
5% 2/15/09 (MBIA Insured)	1,615	1,668
5% 2/15/10 (MBIA Insured)	1,845	1,928
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (d)	4,800	5,254
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,442
Mesquite Independent School District 3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (b)	2,500	2,500
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (b)	1,300	1,360
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (d)	3,600	3,978
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,061
5%, tender 7/1/08 (b)(d)	45	46
5%, tender 7/1/08 (FSA Insured) (b)	2,605	2,669
Rockwall Independent School District:
5% 2/15/08	3,825	3,899
5% 2/15/09	4,690	4,843
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (b)	1,000	1,054
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,706
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (d)	5,000	5,331
Series B, 0% 2/1/09 (Escrowed to Maturity) (d)	2,500	2,296
3.55%, tender 12/1/07 (b)	6,700	6,697
5.25% 2/1/08	1,000	1,022
San Antonio Independent School District 7% 8/15/08	5,000	5,309
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,663
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Socorro Independent School District 5% 8/15/09	$ 2,070	$ 2,150
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	2,987
Spring Independent School District 5% 2/15/08	1,875	1,911
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,085
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,258
Series C:
0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,938
0% 4/1/09 (Escrowed to Maturity) (d)	2,320	2,117
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,102
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,318
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,448
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5% 7/1/07	1,000	1,006
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,173
Series B:
5% 8/15/09	11,255	11,686
5.25% 8/15/11	5,025	5,387
Webb County Gen. Oblig. 5% 2/15/08 (FGIC Insured)	1,170	1,193
Wichita Falls Independent School District 0% 2/1/10	2,325	2,047
Ysleta Independent School District 0% 8/15/09	4,065	3,648
		189,911
Utah - 1.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,114
0% 10/1/12 (AMBAC Insured)	3,800	2,985
0% 10/1/13 (AMBAC Insured)	3,760	2,827
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,802
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	9,450	10,062
		20,790
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (b)(c)	1,600	1,590
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - 1.7%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	$ 1,190	$ 1,260
Clark County Pub. Util. District #1 Elec. Rev.:
Series B, 5.25% 1/1/09 (FSA Insured)	1,595	1,652
5% 1/1/11 (MBIA Insured)	1,680	1,770
5.25% 1/1/11 (FSA Insured)	1,935	2,057
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,840
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (d)	1,155	1,243
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (c)	3,640	3,989
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,025
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,083
5% 6/1/10 (FSA Insured)	1,000	1,049
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,068
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,062
5.5% 7/1/11	3,500	3,718
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,106
		25,922
Wisconsin - 0.7%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,861
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,621
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	910
Series B, 6.25% 2/15/10	1,015	1,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	$ 1,765	$ 1,815
5% 8/15/10	1,870	1,929
		11,220
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,557,197)	1,551,961
NET OTHER ASSETS - 1.1%	16,743
NET ASSETS - 100%	$ 1,568,704
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,121,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,955
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,557,197,000. Net unrealized depreciation aggregated $5,236,000, of which $6,032,000 related to appreciated investment securities and $11,268,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 27, 2006